                                   The Monitor Funds

                                   Annual Report
                                   to Shareholders

                                   Money Market Funds
                                  ---------------------------------------------
                                   Trust Shares and Investment Shares
                                     [] The Monitor Money Market Fund
                                     [] The Monitor Ohio Municipal Money
                                      Market Fund
                                     [] The Monitor U.S. Treasury Money Market
                                      Fund

                                   Equity Funds
                                  ---------------------------------------------
                                   Trust Shares and Investment Shares
                                     [] The Monitor Growth Fund
                                   Trust Shares
                                     [] The Monitor Income Equity Fund

                                   Income Funds
                                  ---------------------------------------------
                                   Trust Shares and Investment Shares
                                     [] The Monitor Ohio Tax-Free Fund
                                     [] The Monitor Fixed Income Securities
                                      Fund
                                     [] The Monitor Mortgage Securities Fund
                                   Trust Shares

                                     [] The Monitor Short/Intermediate Fixed
                                        Income Securities Fund

                                   December 31, 1995

 Message from the Investment Manager

Dear Shareholder,

I am pleased to present the December 31, 1995 Annual Report to Shareholders of The Monitor Funds (the "Trust").

1995 was a remarkably favorable year for investors in equities and fixed income securities. Buoyed by substantial improvements in corporate earnings, as well as continued evidence that inflation is well in hand, domestic stock and fixed income markets moved sharply higher. As a result, equity markets surpassed previously obtained highs by a third and more as measured by many indices. Fixed income markets experienced substantial recoveries from damage that had been done in the preceding year.

As we look to 1996, it becomes evident that the economy has begun to experience a considerable slowing in its rate of growth in recent months. The Federal Reserve has already reduced the Fed Funds rate once as of this writing. It is clear that they are anticipating the possibility of a slowdown sufficient to produce at least a mild recession. It is also clear that both automobile and housing industry activities have slowed. As these industries are so substantial a portion of our economy, this trend is likely to have some dampening effect on economic activity during the balance of the year. Caution would be a reasonable byword for 1996.

To our benefit, however, we are still living in a relatively peaceful economic environment, with inflation well under control, and a political scene dominated by debates on balanced budgets and taxation reduction. This overall climate has propelled the markets to the levels they currently enjoy.

We recommend that you take a moment to review the Management Discussion and Analysis portion of this report. A graph comparison is included for each fluctuating net asset value fund, which charts the path of your investment compared with standard indices and/or averages. Also included is a portfolio manager's discussion of the year's performance, market activity and outlook, and fund strategy.

The complete Financial Statements for each of The Monitor Funds, including their Portfolio of Investments, can be found on the following pages.

On behalf of The Monitor Funds, I welcome new shareholders. We continuously strive to provide quality investment management services for our customers.

Norman A. Jacobs President and C.E.O. The Huntington Trust Company, N.A. Investment Manager Columbus, Ohio

 The Monitor Funds

             ANNUAL REPORT FOR FISCAL YEAR ENDED DECEMBER 31, 1995

  MANAGEMENT DISCUSSION AND ANALYSIS
  ---------------------------------------------------------------------------

  MONITOR GROWTH FUND

    At the beginning of 1995, growth stocks continued to distinguish themselves versus their cyclical counterparts. Technology stocks were big winners in the first quarter, and remained market leaders in the second quarter. Near the end of the year, the performance of these stocks was mixed, but overall, their gains for the year were impressive. We have under-weighted the technology group in recent months, believing that many stocks were overvalued and would under perform. During the year, we made substantial additions to existing holdings within the Fund including Crown Cork & Seal, Colgate Palmolive and Premier Industrial. New issues purchased in the Fund during the year include Sigma Aldrich, Wm. Wrigley, American Express and Home Depot.

    For the fiscal year ended 12/31/95, the Fund's Trust Shares total return amounted to 30.75%*. While this performance was very positive in absolute terms, it compares with 37.57% for the S&P 500. The shortfall is explained in part by the Fund's underweighting in the very strong technology and finance sectors due to overvaluation concerns. The Monitor Growth Fund's Investment performance was closer to the Lipper Growth Fund Index, which was up 31.48%.

    Our outlook for 1996 is for a more volatile stock market as the economy slows and corporate profits flatten and possibly decline modestly. Corporate revenues and profits are coming under pressure from a lack of unit growth and price increases, as well as reduced cost cutting opportunities. Equity prices continue to be supported, however, by declining interest rates, strong cash flows into stocks and bonds and reasonable valuations. Growth stocks, in particular, stand to benefit from lower interest rates and their relative immunity to a more difficult economic environment. The Fund remains underweighted in technology stocks but we expect to take advantage of opportunities to re-establish higher exposures to the better technology companies at attractive valuations during the course of the year. All in all, we are cautiously optimistic about the prospects for the stock market and believe the Fund is well positioned to benefit.

  Philip H. Farrington James Gibboney, Jr. Thomas Sauer Portfolio Managers


  * Performance quoted represents past performance. Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  THE MONITOR GROWTH FUND

     GROWTH OF $10,000 INVESTED IN THE MONITOR GROWTH FUND--INVESTMENT AND
                                 TRUST SHARES

    The graph below illustrates the hypothetical investment of $10,000 in The Monitor Growth Fund--Investment Shares (the "Fund") from May 1, 1991 (start of performance) to December 31, 1995, compared to the Standard & Poor's Composite Price 500 Index ("S&P 500")+, and The Monitor Growth Fund--Trust Shares (the "Fund") from July 3, 1989 (start of performance) to December 31, 1995, compared to the Standard & Poor's Composite Stock Price 500 Index ("S&P 500")+.





  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

    *The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

   **Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 4.00% ($10,000 investment minus $400 sales load = $9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

  ***Total return quoted reflects all applicable sales loads.

    +The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 The Monitor Funds

  THE MONITOR INCOME EQUITY FUND

    The Monitor Income Equity Fund participated meaningfully in the stock market's advance in the first quarter of the year, posting a total return of 7.05%, even though this portfolio was defensively positioned for the entire period with a 15% weighting in short maturity U.S. Treasury obligations. Diversification has served the Fund well throughout the year. Although the Fund's high yield bias dictated that we not invest heavily in some of the faster paced arenas such as technology, solid dividend increases by steady performers such as Worthington Industries, DuPont, Monsanto and Chemical Bank benefited the shareholder. In the third quarter, the Fund's financial sector did fairly well as a new round of bank mergers moved the entire group to higher valuation levels. In contrast, by the fourth quarter, the financial sector made little upside progress, but the Fund benefitted from strength in the cyclical stock sector, particularly in energy issues. Monthly dividend payments have remained steady, resulting in a full year dividend of 96 cents per share, well ahead of 1994's payout of 87 cents per share.

    For the fiscal year ending 12/31/95, the Monitor Income Equity Fund's total return was 29.26%*. This compares with 37.57% for the S&P 500. This Fund' high yield bias caused it to lag the S&P, due in large part to its limited exposure to the technology sector.

    Looking forward to 1996, our strategy will be to continue to provide shareholders with the same relative high yield and modest dividend growth that have characterized the Fund for the past four years. While attempting to keep portfolio turnover low, we plan to gradually swap out of some of our lower-yielding issues and replace such sales with out-of-favor securities that offer higher current yields. Beyond that, we plan to hold the majority of the current portfolio for their dividend increases.

  James M. Buskirk Chief Investment Officer Portfolio Manager



  * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  THE MONITOR INCOME EQUITY FUND

  Growth of $10,000 Invested in The Monitor Income Equity Fund--Trust Shares

    The graph below illustrates the hypothetical investment of $10,000 in The Monitor Income Equity Fund--Trust Shares (the "Fund") from July 3, 1989 (start of performance) to December 31, 1995, compared to the Standard & Poor's Composite Stock Price 500 Index ("S&P 500")+.






  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  *The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

  +The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

 The Monitor Funds

  THE MONITOR OHIO TAX-FREE FUND

    For the fiscal year ended December 31, 1995, the total return of the Lehman Brothers State General Obligation Index was 16.25%, while the total return of the Monitor Ohio Tax Free Fund was 11.35%* for Trust Shares and 8.87%*+ for Investment Shares. However, the Lehman Brothers State General Obligation Index is not subject to the portfolio maturity, geographic, or credit quality restrictions of the Fund. The Fund must have an average portfolio maturity of four to seven years, and may not purchase any security with a maturity of greater than fifteen years. Furthermore, under normal market conditions at least 80% of the Fund's net assets will be invested in Ohio tax-exempt securities rated in the top three categories or of comparable credit quality. Accordingly, we believe that the Lehman Brothers State Five Year General Obligation Index provides a better benchmark for the Fund. This index had a total return for the fiscal year ended December 31, 1995 of 11.62%.

    During the next year, we will look to sell securities maturing in the 10 to 15 year range. This strategy will reduce the risk of a large cash inflow at one time and help to keep the average life of the Fund at about six years. Historically, the supply of new municipals is light in the first quarter of the year. But with interest rates at historic lows, we should see new issue volume increase as municipalities refund outstanding debt which carries a higher interest rate.

  William G. Doughty Portfolio Manager




  * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their oringal cost.
  + Total return quoted reflects all applicable sales loads.

  THE MONITOR OHIO TAX-FREE FUND

   Growth of $10,000 Invested in The Monitor Ohio Tax-Free Fund--Investment
                               and Trust Shares

    The graph below illustrates the hypothetical investment of $10,000 in The Monitor Ohio Tax-Free Fund--Investment Shares (the "Fund") from May 1, 1991 (start of performance) to December 31, 1995, compared to the Lehman Brothers State General Obligation Index ("LBSGO")+, Lehman Brothers 5 Year General Obligation Index ("LB5GO")+, Lipper Short Municipal Debt Fund Average ("LSMD")++, and the Lipper Intermediate Municipal Debt Fund Average ("LIMD")++ and The Monitor Ohio Tax-Free Fund--Trust Shares (the "Fund") from October 18, 1988 (start of performance) to December 31, 1995, compared to the Lehman Brothers State General Obligation Index ("LBSGO")+, Lehman Brothers 5 Year General Obligation Index ("LB5GO")+, Lipper Short Municipal Debt Fund Average ("LSMD")++, and the Lipper Intermediate Municipal Debt Fund Average ("LIMD")++.





  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.
  *The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSGO and the LB5GO have been adjusted to reflect reinvestment of dividends on securities in the index.
  **Represents a hypothetical investment of $10,000 in the Fund after deducting the current sales load of 2.00% effective 2/1/93 ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSGO and the LB5GO have been adjusted to reflect reinvestment of dividends on securities in the index.
  ***Total return quoted reflects all applicable sales loads.
    +The LBSGO and the LB5GO are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.
    ++The LSMD and the LIMD each represent the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in the respective categories, and are not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

 The Monitor Funds

  THE MONITOR FIXED INCOME SECURITIES FUND

    As a result of the sharp drop in interest rates in 1995, the Fund produced the largest total rate of return in its six year history. Just as in 1991, when rates also declined dramatically, this performance should be viewed as a pleasant reward, but not necessarily as a repeatable event. After three straight years of rates moving over two full percentage points from peak to trough, we expect more stability in 1996. Less volatility would be more the historical norm for interest rate movements, would be a more positive environment for the overall economy, and is more in keeping with what bond investors should expect. Bonds, by their very nature, are intended to provide a steady source of income and a return of original principal at maturity. A total rate of return markedly higher or lower than the income or yield generated is generally transient.

    For the fiscal year ended 12/31/95, the Monitor Fixed Income Securities Fund Trust Shares had a total return of 17.95%* compared with 19.24% for the Lehman Brothers Government Corporate Bond Index and 16.62% for the Lipper Intermediate Investment Grade Debt Fund Average. In a flat or falling interest rate environment, we would expect the Fund to slightly underperform the Lehman Index, and more closely track the Lipper index. This is attributable to the longer maturities and lower credit quality of the Lehman index versus the constraints for the Fund.

  Stephen M. Geis Portfolio Manager




  * Performance quoted represents past performances. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  THE MONITOR FIXED INCOME SECURITIES FUND

   Growth of $10,000 Invested in The Monitor Fixed Income Securities Fund--
                          Investment and Trust Shares

    The graph below illustrates the hypothetical investment of $10,000 in The Monitor Fixed Income Securities Fund--Investment Shares (the "Fund") from May 1, 1991 (start of performance) to December 31, 1995, compared to the Lehman Brothers Government/Corporate Bond Index ("LBGCB")+ and the Lipper Intermediate Investment Grade Debt Fund Average ("LIIGDF")++ and The Monitor Fixed Income Securities Fund--Trust Shares (the "Fund") from July 3, 1989 (start of performance) to December 31, 1995, compared to the Lehman Brothers Government/Corporate Bond Index ("LBGCB")+ and the Lipper Intermediate Investment Grade Debt Fund Average ("LIIGDF")++.





  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.
    *The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCB has been adjusted to reflect reinvestment of dividends on securities in the index.
   **Represents a hypothetical investment of $10,000 in the Fund after deducting the current sales load of 2.00% effective 2/1/93 ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCB has been adjusted to reflect reinvestment of dividends on securities in the index.
  ***Total return quoted reflects all applicable sales loads.
    +The LBGCB is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.
    ++The LIIGDF represents the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

 The Monitor Funds


  THE MONITOR MORTGAGE SECURITIES FUND

    For the fiscal year ended December 31, 1995, the Fund's Trust Shares total return was 31.1%*, assuming that all distributions were reinvested. This compares against 16.1% for the Merrill Lynch 3-5 year Treasury Index and 16.23% for the Lipper Analytical Services U.S. Mortgage Funds Average. In the future, the Lehman Brothers Mortgage Index will be used as the Fund's market benchmark replacing the Merrill Lynch 3-5 year Treasury Index.

    The Fund's favorable performance in 1995 reflected holdings in securities with characteristics different from the Lehman Brothers Mortgage Index. These security types also contributed to the disappointing performance in 1994. Looking ahead, the Fund's investment manager expects to further reduce the Fund's volatility through sales of inverse interest-only and inverse floating mortgage-backed derivative securities with reinvestment of proceeds into issues with less volatile characteristics, generally fixed coupon mortgage pass-through securities issued by Government sponsored entities.

  Worth Bruntjen Marijo Goldstein Piper Capital Management Sub-Advisor for Monitor Mortgage Securities Fund




  * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  THE MONITOR MORTGAGE SECURITIES FUND

     Growth of $10,000 Invested in The Monitor Mortgage Securities Fund--
                          Investment and Trust Shares

    The graph below illustrates the hypothetical investment of $10,000 in The Monitor Mortgage Securities Fund--Investment Shares and Trust Shares (the "Fund") from June 2, 1992 (start of performance) to December 31, 1995, compared to the Merrill Lynch 3-5 Year U.S. Treasury Index ("ML3-5YUST")+, Lipper U.S. Mortgage Fund Average ("LUSMF")++ and the Lehman Mortgage-Backed Index ("LMI")+.







  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

    *The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3-5YUST has been adjusted to reflect reinvestment of dividends on securities in the index.

   **Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 2.00% ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3-5YUST has been adjusted to reflect reinvestment of dividends on securities in the index.

  ***Total return quoted reflects all applicable sales loads.

    +The ML3-5YUST and LMI are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

    ++The LUSMF represents the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

 The Monitor Funds

  THE MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

    The Fund recorded the second best total return in its six-year history in calendar year 1995. As in 1991, this excellent performance came as the result of a sharp decline in interest rates. We would expect rates to exhibit much less fluctuation in 1996. Under this scenario, bond investors could expect to earn the coupon or yield on their investments, but would not experience higher/(lower) total rates of return due to unrealized appreciation/(depreciation) of the market value of the bonds because of interest rates moving to lower/(higher) levels.

    With respect to the Fund's credit quality, average maturity, allocation between bond market sectors, and diversification, we will most likely maintain the past and present course. Credit quality has, and will continue to be our principal focus. The vast majority of the bonds in the portfolio are U.S. Treasuries and corporate bonds rated single A or higher. Given our laddered distribution of maturities, and our unwillingness to engage in interest rate timing, the average maturity of the Fund deviates only modestly from a three year target. Allocation between bond market sectors refers to the relative attractiveness of Treasuries, corporates, and mortgage-backed securities to one another. Although corporate spreads seem low by historical measures, for this short maturity fund we think they represent good value. Diversification, of course, refers to the concentration of assets in one company or industry. It is a hallmark of investing and, although the SEC regulations would permit far more concentration, we choose to have much broader diversification.

    For the fiscal year ended 12/31/95, the Monitor Short/Intermediate Fixed Income Securities Fund's total return was 12.81%*. This compares with 10.84% for the Lipper Short Term Investment Grade Debt Fund Index, 12.83% for the Merrill Lynch 1-5 year Composite Treasury Index and 15.31% for the Lehman Intermediate Government/Corporate Index. In a flat or falling interest rate environment, we would expect the Fund to slightly underperform the Lehman Index, but more closely track the Merrill and Lipper indices. This is attributable to the longer maturities and lower credit quality of the Lehman index versus the constraints for the Fund.

  Stephen M. Geis Portfolio Manager



  * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  THE MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

   Growth of $10,000 Invested in The Monitor Short/Intermediate Fixed Income
                         Securities Fund--Trust Shares

    The graph below illustrates the hypothetical investment of $10,000 in The Monitor Short/Intermediate Fixed Income Securities Fund--Trust Shares (the "Fund") from July 3, 1989 (start of performance) to December 31, 1995, compared to the Lehman Intermediate Government/Corporate Index ("LIGC")+ and the Merrill Lynch 1-5 Year Composite Treasury Index ("ML1-5YCT")+ and the Merrill Lynch 1-5 Year Government/Corporate Index (MLI-
  5YGC)+ and the Lipper Short-Term Investment Grade Debt Fund Average ("LSTIGDF")++.





  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  *The Fund's performance assumes the reinvestment of all dividends and distributions. The LIGC and the ML1-5YCT have been adjusted to reflect reinvestment of dividends on securities in the indices.

  +The LIGC, ML1-5YCT and MLI-5YGC are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.

  ++The LSTIGDF represents the average of the total returns reported by all of the mutual funds that Lipper Analytical Services, Inc. has determined belong in that category, and is not adjusted to reflect any sales loads. However, the total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

 Portfolios of Investments
                                           ------------------------------------
THE MONITOR MONEY MARKET FUND              December 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT                                  VALUE
----------------------------------------------
 (A) COMMERCIAL PAPER - 86.4%
----------------------------------------------
 AGRICULTURE - 2.6%
     $10,000,000 Cargill Inc.,
                  5.64-5.65%,
                  1/18/96-2/2/96    $9,961,593
----------------------------------------------
 AUTOMOTIVE - 2.6%
      10,000,000 Daimler Benz
                  North America,
                  5.66-5.68%,
                  1/8/96-2/5/96      9,966,964
----------------------------------------------
 BANKING - 5.1%
       5,000,000 National City
                  Credit Corp.,
                  5.57%, 3/1/96      4,953,583
       5,000,000 Royal Bank of
                  Canada, 5.70%,
                  1/22/96            4,983,375
      10,000,000 Toronto Dominion
                  Holdings, 5.62-
                  5.67%, 1/30/96-
                  2/20/96            9,938,135
----------------------------------------------
                                    19,875,093
----------------------------------------------
 BANKING & FINANCE - 7.7%
      10,000,000 American Express
                  Credit Corp.,
                  5.53-5.74%,
                  1/29/96-3/26/96   10,000,000
       5,000,000 C.I.T. Group
                  Holding, 5.63%,
                  2/8/96             4,970,286
      10,000,000 Ford Motor
                  Credit Corp.,
                  5.73-5.75%,
                  1/25/96-2/9/96    10,000,000
       5,000,000 G.E. Capital
                  Corp., 5.54%,
                  2/22/96            5,000,000
----------------------------------------------
                                    29,970,286
----------------------------------------------
 BASIC INDUSTRY - 8.2%
      10,000,000 Hanson Finance
                  (U.K.) PLC,
                  5.63-5.69%,
                  1/9/96-2/15/96     9,958,490
      10,000,000 Minnesota Mining
                  MFG., 5.50-
                  5.63%, 1/19/96-
                  3/14/96            9,930,161
       6,000,000 Schering Corp.,
                  5.66%, 1/12/96     5,989,623
       6,000,000 Siemens Corp.,
                  5.50%, 2/23/96     5,951,417
----------------------------------------------
                                    31,829,691
----------------------------------------------
 BUSINESS EQUIPMENT & SERVICES - 6.4%
      15,000,000 Hewlett Packard
                  Inc., 5.60-
                  5.66%, 1/4/96-
                  2/13/96           14,955,456
      10,000,000 Xerox Corp.,
                  5.62-5.65%,
                  1/24/96-2/6/96     9,953,851
----------------------------------------------
                                    24,909,307
----------------------------------------------
 BUSINESS SERVICES - 3.8%
      10,000,000 Dun & Bradstreet
                  Corp., 5.50-
                  5.60%, 2/27/96-
                  4/9/96             9,880,042
       5,000,000 Knight Ridder
                  Inc., 5.70%,
                  1/26/96            4,980,208
----------------------------------------------
                                    14,860,250
----------------------------------------------
 CHEMICALS - 8.0%
      14,900,000 Akzo Nobel Inc.,
                  5.58-5.75%,
                  1/29/96-3/11/96   14,793,178
       5,000,000 du Pont (E.I.)
                  de Nemours,
                  5.63%, 2/7/96      4,971,068
       6,430,000 Monsanto Co.,
                  5.68%, 1/31/96     6,399,565
       5,000,000 U.S. Borax
                  Chemical,
                  5.66%, 1/23/96     4,982,705
----------------------------------------------
                                    31,146,516
----------------------------------------------
 COMMUNICATION - 2.6%
       5,000,000 Ameritech Corp.,
                  5.48%, 3/13/96     4,945,200
       5,000,000 AT & T Corp.,
                  5.70%, 1/5/96      4,996,833
----------------------------------------------
                                     9,942,033
----------------------------------------------
 CONSUMER PRODUCTS - 2.5%
       5,000,000 Pacific Dunlop
                  Ltd., 5.48%,
                  3/22/96            4,938,350
       5,000,000 Proctor & Gamble
                  Corp., 5.57%,
                  3/7/96             4,948,942
----------------------------------------------
                                     9,887,292
----------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT                                    VALUE
---------------------------------------------------
 FINANCE - 3.8%
     $10,000,000 Goldman Sachs
                  Co., 5.55-
                  5.65%, 2/26/96-
                  3/6/96              $9,905,951
       5,000,000 Merrill Lynch
                  Co., 5.66%,
                  2/12/96              4,966,983
---------------------------------------------------
                                      14,872,934
---------------------------------------------------
 FINANCE-COMMERCIAL - 5.1%
       5,000,000 AT&T Capital
                  Corp., 5.70%,
                  1/23/96              4,982,583
       5,000,000 IBM Credit
                  Corp., 5.58%,
                  3/4/96               4,951,175
      10,000,000 Pitney Bowes
                  Credit, 5.64-
                  5.67%, 1/16/96-
                  1/17/96              9,975,654
---------------------------------------------------
                                      19,909,412
---------------------------------------------------
 FOOD & BEVERAGES - 2.5%
      10,000,000 Coca Cola Inc.,
                  5.50-5.52%,
                  3/11/96              9,892,861
---------------------------------------------------
 FOOD PRODUCTS - 4.9%
       5,000,000 Campbell Soup
                  Co., 5.65%,
                  1/3/96               4,998,431
      14,000,000 Golden Peanut
                  Co., 5.55-
                  5.65%, 2/9/96-
                  3/22/96             13,869,919
---------------------------------------------------
                                      18,868,350
---------------------------------------------------
 INSURANCE - 6.4%
       5,000,000 A.I. Credit
                  Corp., 5.55%,
                  1/11/96              4,992,292
      10,000,000 Met Life Funding
                  Corp., 5.65-
                  5.67%, 1/10/96-
                  2/1/96               9,968,525
      10,000,000 USAA Capital
                  Corp., 5.67-
                  5.68%, 1/5/96-
                  1/23/96              9,979,519
---------------------------------------------------
                                      24,940,336
---------------------------------------------------
 OIL & OIL FINANCE - 1.3%
       5,000,000 Atlantic
                  Richfield Co.,
                  5.64%, 1/22/96       4,983,550
---------------------------------------------------
 PHARMACEUTICALS AND HEALTHCARE - 1.3%
       5,000,000 Eli Lilly Co.,
                  5.60%, 2/20/96       4,961,111
---------------------------------------------------
 PRINTING & PUBLISHING - 1.3%
       5,000,000 McGraw Hill
                  Inc., 5.50%,
                  4/22/96              4,914,444
---------------------------------------------------
 RETAIL - 1.3%
       5,000,000 May Department
                  Stores, 5.65%,
                  1/22/96              4,983,521
---------------------------------------------------
 SERVICES - 2.6%
      10,000,000 PHH Corp., 5.65-
                  5.67%, 1/16/96-
                  1/26/96              9,968,542
---------------------------------------------------
 SOVEREIGN GOVERNMENT - 3.8%
       5,000,000 Canadian Wheat
                  Board, 5.50%,
                  3/15/96              4,943,473
      10,000,000 Wool
                  International,
                  5.58-5.66%,
                  1/19/96-2/28/96      9,940,901
---------------------------------------------------
                                      14,884,374
---------------------------------------------------
 UTILITIES - 2.6%
      10,300,000 Baltimore Gas &
                  Electric, 5.67-
                  5.69%, 1/12/96-
                  1/24/96             10,272,641
---------------------------------------------------
 TOTAL COMMERCIAL PAPER              335,801,101
---------------------------------------------------
 GOVERNMENT AGENCIES - 1.3%
       5,000,000 Student Loan
                  Marketing
                  Association
                  Weekly Floating
                  Rate Note            5,000,000
---------------------------------------------------
 (B)REPURCHASE AGREEMENTS - 12.5%
---------------------------------------------------
      48,619,100 Morgan Stanley &
                  Co., 5.87%,
                  dated 12/29/95,
                  due 1/2/96          48,619,100
---------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED
 COST)                              $389,420,201(C)
---------------------------------------------------

See Notes to Portfolios of Investments.

 Portfolio of Investments
                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                   December 31,
                                                               1995

-------------------------------------------------------------------------------
                                                          CREDIT
                                                          RATING:
 PRINCIPAL                                                MOODY'S
 AMOUNT                                                   OR S&P(D)       VALUE
-------------------------------------------------------------------------------
 OHIO - 94.5%
  $742,500 Avon City, OH, BANs 4.15%, 4/30/96               MIG1*      $743,956
-------------------------------------------------------------------------------
   800,000 Avon City, OH, BANs 4.27%, 4/30/96               MIG1*       801,226
-------------------------------------------------------------------------------
   475,000 Berea City, OH, 3.85%, 10/24/96                  MIG1*       475,736
-------------------------------------------------------------------------------
 1,000,000 Bowling Green, OH, BANs 4.30%, 9/12/96           MIG1*     1,002,361
-------------------------------------------------------------------------------
 1,555,000 Butler County, OH, 4.86%, BANs, 3/15/96          MIG1*     1,556,538
-------------------------------------------------------------------------------
   500,000 Centerville, OH, City School, 4.40%, 3/14/96     MIG1*       500,601
-------------------------------------------------------------------------------
 2,000,000 Centerville, OH, Weekly VRDNs (Bethany
            Village)/(Banc Ohio LOC)                        VMIG1     2,000,000
-------------------------------------------------------------------------------
 1,500,000 Cincinnati Hamilton County, OH, Port
            Authority, Daily VRDNs                          A1        1,500,000
-------------------------------------------------------------------------------
 1,300,000 Cincinnati, OH, Student Loan Funding Corp.,
            Weekly VRDNs (Series 1983A)/(Fuji Bank Ltd.
            LOC)                                            VMIG1     1,300,000
-------------------------------------------------------------------------------
 3,372,000 Clermont County, OH, Hospital Facilities,
            Daily VRDNs (Mercy Health Care
            System)/(MBIA Insured)                          VMIG1     3,372,000
-------------------------------------------------------------------------------
 2,200,000 Columbus City, OH, Weekly VRDNs (West
            Deutsche Landesbank LOC)                        VMIG1     2,200,000
-------------------------------------------------------------------------------
 5,000,000 Columbus, OH, Electric System Revenue,
            Weekly VRDNs (Dei-Ichi Kangyo Bank Ltd.
            LOC)                                            VMIG1     5,000,000
-------------------------------------------------------------------------------
 4,700,000 Columbus, OH, Sewer System Revenue Bonds,
            Weekly VRDNs (Series 1994)/ (Columbus, OH
            Sewer System Guaranty)                          A-1+      4,700,000
-------------------------------------------------------------------------------
   905,000 Cuyahoga County, OH 3.95%, 6/1/96                MIG1*       905,000
-------------------------------------------------------------------------------
   715,000 Cuyahoga County, OH, IDR,
            4.25%, 7/1/96                                   MIG1*       715,000
-------------------------------------------------------------------------------
 1,400,000 Cuyahoga County, OH, IDA Weekly VRDNs (Allen
            Group Inc.)/(Dresdner Bank AG,
            NY LOC)                                         VMIG1     1,400,000
-------------------------------------------------------------------------------
   500,000 Delaware County, OH, IDR Weekly VRDNs            VMIG1       500,000
-------------------------------------------------------------------------------
 1,525,000 Dover, OH, BANs 4.20%, 9/12/96                   MIG1*     1,527,575
-------------------------------------------------------------------------------
 1,090,000 Dublin, OH, Csd Light Gn Twp 4.00%, 12/1/96      Aaa       1,095,100
-------------------------------------------------------------------------------
 1,500,000 Dublin, OH, GO 4.25%, 3/20/96                    MIG1*     1,501,672
-------------------------------------------------------------------------------
   900,000 Elyria, OH, GO 4.00%, 9/26/96                    MIG1*       900,641
-------------------------------------------------------------------------------
 1,600,000 Evandale, OH, IDR, Weekly VRDNs (Shaver Real
            Estate)/(ABN AMRO Bank LOC)                     P-1       1,600,000
-------------------------------------------------------------------------------
 1,200,000 Franklin County, OH, Hospital Revenue Bonds,
            Weekly VRDNs (Children's Hospital)              VMIG1     1,200,000
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           CREDIT
                                                           RATING:
 PRINCIPAL                                                 MOODY'S
 AMOUNT                                                    OR S&P(D)      VALUE
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
 $2,500,000 Franklin County, OH, Hospital Revenue Bonds,
             Weekly VRDNs (Holy Cross Health Systems)        VMIG1   $2,500,000
-------------------------------------------------------------------------------
    950,000 Franklin County, OH, IDR Daily VRDNs
             (Columbus County Art Project)/(Bank One
             LOC)                                            MIG1*      950,000
-------------------------------------------------------------------------------
  1,500,000 Franklin County, OH, Weekly VRDNs                VMIG1    1,500,000
-------------------------------------------------------------------------------
  1,100,000 Geauga County, OH, Capital Imp
             3.79%, 12/20/96                                 MIG1*    1,101,949
-------------------------------------------------------------------------------
  1,100,000 Hamilton County, OH, Daily VRDNs (Automated
             Data Processing Company)/(National
             Westminster Bank PLC LOC)                       P-1      1,100,000
-------------------------------------------------------------------------------
  1,000,000 Highland Heights, OH, BANs 3.89%, 12/19/96       MIG1*    1,001,767
-------------------------------------------------------------------------------
  1,000,000 Hilliard, OH, BANs 4.14%, 9/19/96                MIG1*    1,002,011
-------------------------------------------------------------------------------
  1,656,000 Lakota, OH, 4.30%, 6/12/96                       MIG1*    1,658,924
-------------------------------------------------------------------------------
  1,660,000 Lebanon, OH, Electric BANs 3.92%, Due
             12/20/96                                        MIG1*    1,664,185
-------------------------------------------------------------------------------
  1,600,000 Lorain County, OH, 4.00%, 2/1/96                 MIG1*    1,600,317
-------------------------------------------------------------------------------
    985,000 Mahoning County, OH, Adjustable Rate
             Healthcare Facility, Daily VRDNs (Series
             1992)/ (Copeland Oaks)/(Bank One LOC)           MIG1*      985,000
-------------------------------------------------------------------------------
  1,100,000 Marion County, OH, Daily VRDNs (Bank One,
             Columbus LOC)                                   A1+      1,100,000
-------------------------------------------------------------------------------
  1,760,000 Maumee City, OH, BANs 3.84%, 12/10/96            MIG1*    1,760,630
-------------------------------------------------------------------------------
    270,000 Mayfield City, OH, School District 3.95%,
             4/25/96                                         MIG1*      270,127
-------------------------------------------------------------------------------
  1,000,000 Montgomery County, OH, Miami Hospital,
             3.75%, 1/10/96                                  MIG1*    1,000,000
-------------------------------------------------------------------------------
  1,000,000 Morrow County, OH, Daily VRDNs (American
             National Bank LOC)                              A-1      1,000,000
-------------------------------------------------------------------------------
  2,200,000 Muskingum County, OH, Hospital Facilities
             Authority, Weekly VRDNs (Bethesda Care
             Systems)/(National City Bank, Columbus LOC)     VMIG1    2,200,000
-------------------------------------------------------------------------------
  5,400,000 Ohio Air Quality, Cincinnati Gas & Electric,
             Daily VRDN                                      VMIG1    5,400,000
-------------------------------------------------------------------------------
  2,500,000 Ohio State Air Cleveland Electric, 3.55%,
             1/11/96                                         VMIG1    2,500,000
-------------------------------------------------------------------------------
  3,300,000 Ohio State Air Quality Development
             Authority, weekly VRDN (Mead
             Corp.)/(Deutsche Bank LOC)                      A-1+     3,300,000
-------------------------------------------------------------------------------
  3,200,000 Ohio State Environmental Improvement, Weekly
             VRDNs (USX Corp.)/(Sanwa Bank LOC)              P-1      3,200,000
-------------------------------------------------------------------------------
  3,200,000 Ohio State Higher Education Facility, Daily
             VRDNs (Oberlin College)/(Bank of Tokyo Ltd.
             LOC)                                            A-1+     3,200,000
-------------------------------------------------------------------------------

 Portfolio of Investments
                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                   (Continued)
                                                    ---------------------------
THE MONITOR U.S. TREASURY MARKET FUND               December 31, 1995

-------------------------------------------------------------------------------
                                                           CREDIT
                                                           RATING:
 PRINCIPAL                                                 MOODY'S
 AMOUNT                                                    OR S&P(D)      VALUE
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
 $1,000,000 Ohio State Higher Education Facility, Weekly
             VRDNs (Mt. Vernon Nazarene College)/
             (National City Bank LOC)                       VMIG1*   $1,000,000
-------------------------------------------------------------------------------
  1,000,000 Ohio State Pollution Control, Weekly VRDNs
             (ALCOA)                                        VMIG1     1,000,000
-------------------------------------------------------------------------------
  6,675,000 Ohio State University, Daily VRDNs (Series
             1986B)/ (National Westminster Bank PLC LOC)    VMIG1     6,675,000
-------------------------------------------------------------------------------
    100,000 Ohio State University, Weekly VRDNs (Series
             1985B)/(National Westminster Bank PLC LOC)     VMIG1       100,000
-------------------------------------------------------------------------------
  2,975,000 Ohio State University, Weekly VRDNs (Series
             1992B)                                         VMIG1     2,975,000
-------------------------------------------------------------------------------
  2,300,000 Ohio State Water Development Authority,
             Daily VRDNs (American Honda
             Finance)/(Industrial Bank of Japan Ltd.
             LOC)                                           MIG1*     2,300,000
-------------------------------------------------------------------------------
  1,600,000 Ohio State Water Development Authority,
             Daily VRDNs (Series 1986B)/(Mead
             Corp.)/(Swiss Bank Corp. LOC)                  VMIG1     1,600,000
-------------------------------------------------------------------------------
    600,000 Perry Local School District, 3.65%, 6/1/96      Aa          600,000
-------------------------------------------------------------------------------
  1,290,000 Portage County, OH, (Series B), BANs, 4.15%,
             Due 7/11/96                                    MIG1*     1,290,998
-------------------------------------------------------------------------------
    945,000 Richland County, OH, BANs, 4.00%, 12/5/96       MIG1*       947,957
-------------------------------------------------------------------------------
    585,000 Stark County, OH, IDR, Various Purpose
             Notes, 5.00%, BANs (Series 1995-1), 4/3/96     MIG1*       585,601
-------------------------------------------------------------------------------
  2,100,000 Summit County, OH, Industrial Development
             Revenue, Monthly VRDNs                         A1        2,100,000
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
 PRINCIPAL                                           CREDIT
 AMOUNT                                              RATING:
 OR                                                  MOODY'S
 SHARES                                              OR S&P(D)        VALUE
------------------------------------------------------------------------------
 OHIO (CONTINUED)
  $500,000 Talawanda, OH, 5.37%, 4/4/96                SP-1        $501,190
------------------------------------------------------------------------------
 1,800,000 Toledo Lucas Cp CSX 3.55%, 2/1/96           A1+        1,800,000
------------------------------------------------------------------------------
 1,855,000 Toledo-Lucas County, OH, Monthly VRDNs,
            Convention Center & Visitors Bureau
            (Marine Midland Bank-Hong Kong LOC)        VMIG1      1,855,000
------------------------------------------------------------------------------
   600,000 University of Cincinnati, OH,
            4.25%, Due 6/28/96                         MIG1         600,958
------------------------------------------------------------------------------
   925,000 Vermilion, OH, GO, BANs, 4.10%, 11/1/96     MIG1*        926,119
------------------------------------------------------------------------------
 1,000,000 Warren County, OH, Industrial
            Development Revenue, Weekly VRDNs
            (Pioneer Industrial)/ (Mitsubishi Bank
            Ltd. LOC)                                  P-1        1,000,000
------------------------------------------------------------------------------
   800,000 Wilmington, OH, GO BANs, 4.39%, 4/10/96     MIG1*        800,679
------------------------------------------------------------------------------
   700,000 Wooster, OH, Industrial Development
            Revenue, Weekly VRDNs (Dresdner Bank
            LOC)                                       VMIG1        700,000
------------------------------------------------------------------------------
 TOTAL OHIO (AT AMORTIZED COST)                                $105,850,818
------------------------------------------------------------------------------
 PUERTO RICO - 4.5%
 2,000,000 Puerto Rico Government Dev Bank, 3.30%,
            1/18/96                                    NR         2,000,000
------------------------------------------------------------------------------
 3,000,000 Puerto Rico Government Dev Bank, 3.55%,
            2/6/96                                     NR         3,000,000
------------------------------------------------------------------------------
 TOTAL PUERTO RICO (AT AMORTIZED COST)                           $5,000,000
------------------------------------------------------------------------------
 OTHER - .8%
   876,000 Nuveen Tax-Exempt Money Market Fund,
            Inc.                                       NR           876,000
------------------------------------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED COST)                         $111,726,818(C)
------------------------------------------------------------------------------

See Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

THE MONITOR U.S. TREASURY MONEY MARKET FUND

 PRINCIPAL
 AMOUNT                                   VALUE
-----------------------------------------------
 U. S. TREASURY BILLS - 47.0%
-----------------------------------------------
   $10,000,000 1/11/96               $9,985,292
-----------------------------------------------
    10,000,000 1/25/96                9,964,433
-----------------------------------------------
    10,000,000 2/01/96                9,952,876
-----------------------------------------------
    10,000,000 2/08/96                9,943,370
-----------------------------------------------
    10,000,000 2/15/96                9,933,125
-----------------------------------------------
    10,000,000 2/22/96                9,922,722
-----------------------------------------------
    10,000,000 2/29/96                9,913,713
-----------------------------------------------
    10,000,000 3/07/96                9,903,017
-----------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT                        VALUE
------------------------------------
 U. S. TREASURY BILLS - CONTINUED
------------------------------------
   $10,000,000 3/14/96    $9,891,919
------------------------------------
    10,000,000 3/21/96     9,882,333
------------------------------------
    10,000,000 3/28/96     9,873,125
------------------------------------
    10,000,000 4/04/96     9,862,133
------------------------------------
    10,000,000 5/02/96     9,822,422
------------------------------------
    10,000,000 5/09/96     9,813,308
------------------------------------
    10,000,000 5/16/96     9,809,222
------------------------------------
 TOTAL U.S. TREASURY
 BILLS                   148,473,010
------------------------------------

                                                    ---------------------------
THE MONITOR U.S. TREASURY MARKET FUND               (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT                                 VALUE
---------------------------------------------
 (E) REPURCHASE AGREEMENTS - 53.5%
---------------------------------------------
   $68,976,000 Daiwa Securities
                America, Inc.,
                5.85%, dated
                12/29/95, due
                1/2/96            $68,976,000
    15,000,000 Goldman Sachs &
                Co., 5.70%,
                dated 12/29/95,
                due 1/2/96         15,000,000
    15,000,000 Lehman Brothers
                Inc., 5.75%,
                dated 12/29/95,
                due 1/2/96         15,000,000
    15,000,000 Dean Witter
                Reynolds, Inc.,
                5.50%,
                dated 12/29/95,
                due 1/3/96         15,000,000
    15,000,000 Morgan Stanley &
                Co., Inc.,
                5.80%,
                dated 12/29/95,
                due 1/4/96         15,000,000

 PRINCIPAL
 AMOUNT                                  VALUE
-------------------------------------------------
 (E) REPURCHASE AGREEMENTS - CONTINUED
-------------------------------------------------
   $15,000,000 First Boston
                Corp., 5.65%,
                dated
                12/29/95, due
                1/5/96             $15,000,000
    15,000,000 Nomura Bank
                Limited, 5.68%,
                dated 12/29/95,
                due 1/5/96          15,000,000
    10,000,000 Sanwa Bank
                Limited, 5.77%,
                dated 12/29/95,
                due 1/4/96          10,000,000
-------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS       168,976,000
-------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED
 COST)                            $317,449,010(C)
-------------------------------------------------

See Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

                                  ----------------------------------------------
THE MONITOR GROWTH FUND           December 31, 1995
--------------------------------------------------------------------------------

 SHARES                                                VALUE
----------------------------------------------------------------
 COMMON STOCKS - 97.3%
----------------------------------------------------------------
 CAPITAL GOODS - 3.7%
      70,000 Boeing Co.                           $5,486,250
----------------------------------------------------------------
 CHEMICALS - 6.8%
     160,000 Hanna (M.A.) Co.                      4,480,000
       9,000 Potash Corp.                            637,875
     100,000 Sigma Aldrich Corp.                   4,950,000
----------------------------------------------------------------
                                                  10,067,875
----------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 2.5%
     120,000 Media General Cl. A                   3,645,000
----------------------------------------------------------------
 CONSUMER NON-DURABLES - 5.7%
      95,000 American Brands                       4,239,375
      60,000 Colgate-Palmolive Co.                 4,215,000
----------------------------------------------------------------
                                                   8,454,375
----------------------------------------------------------------
 CONSUMER PRODUCTS - 18.2%
     130,000 American Greetings Corp.              3,591,250
      70,000 International Flavors & Fragrances    3,360,000
     135,000 Mattel, Inc.                          4,151,250
     150,000 Newell Co.                            3,881,250
      55,000 Philip Morris Cos., Inc.              4,977,500
     100,000 Tambrands, Inc.                       4,775,000
      40,000 Wrigley Wm Jr Co.                     2,100,000
----------------------------------------------------------------
                                                  26,836,250
----------------------------------------------------------------
 ELECTRICAL EQUIPMENT - 6.1%
      40,000 Emerson Electric Co.                  3,270,000
      42,800 General Electric Co.                  3,081,600
      40,582 Hubbell, Inc.                         2,668,267
----------------------------------------------------------------
                                                   9,019,867
----------------------------------------------------------------
 ELECTRONICS - 2.9%
     175,000 Premier Industrial Corp.              4,287,500
----------------------------------------------------------------
 ENERGY - 7.2%
     105,000 Anadarko Petroleum                    5,683,125
      70,000 Schlumberger                          4,847,500
----------------------------------------------------------------
                                                  10,530,625
----------------------------------------------------------------
 FINANCIAL - 7.9%
     105,000 American Express                      4,344,375
      22,500 American International Group          2,081,250
      80,000 Cincinnati Financial Corp.            5,220,000
----------------------------------------------------------------
                                                  11,645,625
----------------------------------------------------------------

--------------------------------------------------------------------------------

 SHARES OR PRINCIPAL AMOUNT                                          VALUE
--------------------------------------------------------------------------
 FOOD & BEVERAGE - 5.7%
      76,600 McDonald's Corp.                                   $3,456,575
      88,500 Pepsico, Inc.                                       4,944,938
--------------------------------------------------------------------------
                                                                 8,401,513
--------------------------------------------------------------------------
 FOOD DISTRIBUTOR/SERVICE SYSTEM - 2.2%
     100,000 Sysco Corp.                                         3,250,000
--------------------------------------------------------------------------
 HEALTHCARE - 8.5%
     110,000 Abbott Laboratories                                 4,592,500
      35,000 Merck & Co.                                         2,301,250
      90,000 Pfizer, Inc.                                        5,670,000
--------------------------------------------------------------------------
                                                                12,563,750
--------------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 1.0%
      15,000 Illinois Tool Works, Inc.                             885,000
      15,000 Parker-Hannifin Corp.                                 513,750
--------------------------------------------------------------------------
                                                                 1,398,750
--------------------------------------------------------------------------
 PRODUCER MANUFACTURING - 2.9%
      75,000 Nordson Corp.                                       4,218,750
--------------------------------------------------------------------------
 RETAIL - 6.9%
     110,000 Home Depot                                          5,266,250
     110,000 Wal-Mart Stores, Inc.                               2,461,250
      80,000 Walgreen                                            2,390,000
--------------------------------------------------------------------------
                                                                10,117,500
--------------------------------------------------------------------------
 TECHNOLOGY - 9.1%
      65,000 Automatic Data Processing, Inc.                     4,826,250
      55,000 General Motors Corp. Class E Shares                 2,860,000
      15,000 Hewlett-Packard Co.                                 1,256,250
      35,000 Motorola, Inc.                                      1,995,000
      51,100 Pitney Bowes, Inc.                                  2,401,700
--------------------------------------------------------------------------
                                                                13,339,200
--------------------------------------------------------------------------
 TOTAL COMMON STOCKS (IDENTIFIED COST, $108,116,173)           143,262,830
--------------------------------------------------------------------------
 (F) COMMERCIAL PAPER - 3.0%
--------------------------------------------------------------------------
 FINANCIAL - 3.0%
   2,000,000 American Express 5.768% 01/04/96                    2,000,000
     494,662 General Electric Capital Corp. 5.553% 01/02/96        494,662
   2,000,000 Norwest Corp. 5.714% 01/12/96                       2,000,000
--------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                      4,494,662
--------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST, $112,610,835)            $147,757,492
--------------------------------------------------------------------------

See Notes to Portfolios of Investments.

                                           ------------------------------------
THE MONITOR INCOME EQUITY FUND             December 31, 1995
--------------------------------------------------------------------------------

 SHARES                               VALUE
-------------------------------------------
 COMMON STOCKS - 80.4%
-------------------------------------------
 BANKING & FINANCE - 13.7%
    30,000 Aetna Life            $2,077,500
    65,000 Chemical Bank          3,818,750
   120,000 CoreStates
            Financial Corp.       4,545,000
    70,000 H.F. Ahmanson & Co.    1,855,000
   100,000 National City Corp.    3,312,500
   100,000 Ohio Casualty Corp.    3,875,000
-------------------------------------------
                                 19,483,750
-------------------------------------------
 BASIC INDUSTRY - 7.8%
    40,000 duPont (EI)
            deNemours & Co.       2,795,000
    34,000 Monsanto Co.           4,165,000
    90,000 PPG Industries,
            Inc.                  4,117,500
-------------------------------------------
                                 11,077,500
-------------------------------------------
 BUSINESS SERVICES - 3.9%
    65,000 Dun & Bradstreet
            Corp.                 4,208,750
    56,500 John H. Harland Co.    1,229,538
-------------------------------------------
                                  5,438,288
-------------------------------------------
 CAPITAL GOODS - 3.8%
   105,000 Worthington
            Industries, Inc.      2,185,313
   180,000 Zero Corp.             3,195,000
-------------------------------------------
                                  5,380,313
-------------------------------------------
 CONSUMER DURABLES - 2.0%
   100,000 Ford Motor Co.         2,900,000
-------------------------------------------
 CONSUMER NON-DURABLES - 16.3%
    70,000 American Brands        3,123,750
    40,000 American Home
            Products Corp.        3,880,000
    35,000 Bristol-Myers
            Squibb Co.            3,005,625
    55,000 Clorox Co.             3,939,375
   116,000 Pharmacia Upjohn
            Inc.                  4,495,000
    50,000 Philip Morris Cos.,
            Inc.                  4,525,000
    17,500 RJR Nabisco (Series
            G)                      111,563
-------------------------------------------
                                 23,080,313
-------------------------------------------
 ELECTRICAL EQUIPMENT -- 2.7%
    54,000 General Electric
            Co.                   3,888,000
-------------------------------------------
 ENERGY - 10.6%
    20,000 Atlantic Richfield
            Co.                   2,215,000
    46,000 Chevron                2,415,000
    42,000 Exxon Corp.            3,365,250

                                          --------------------------------------
THE MONITOR OHIO TAX-FREE FUND            December 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT OR SHARES           VALUE
-------------------------------------------
    25,000 Royal Dutch
            Petroleum Co.        $3,528,125
    45,000 Texaco, Inc.           3,532,500
-------------------------------------------
                                 15,055,875
-------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS -- 2.8%
    30,000 American Health          645,000
    40,000 National Health
            Properties            1,680,000
    65,500 Simon Property
            Group                 1,596,563
-------------------------------------------
                                  3,921,563
-------------------------------------------
 TECHNOLOGY - 2.9%
    30,000 Xerox Corp.            4,110,000
-------------------------------------------
 UTILITIES -- 13.9%
    55,000 Bell Atlantic
            Corp.                 3,678,125
   120,000 DPL, Inc.              2,970,000
    65,000 GTE Corp.              2,860,000
    80,000 IPALCO
            Enterprises           3,050,000
    45,000 Pacific Telesis
            Group                 1,513,125
    90,000 People Energy
            Corp.                 2,857,500
    90,000 Wisconsin Energy
            Corp.                 2,756,250
-------------------------------------------
                                 19,685,000
-------------------------------------------
 TOTAL COMMON STOCKS (IDENTI-
 FIED COST $78,511,891)         114,020,602
-------------------------------------------
 U.S. GOVERNMENT BONDS - 14.7%
-------------------------------------------
 UNITED STATES TREASURY SECURITIES --
 14.7%
 4,000,000 United States
            Treasury Bond,
            6.01%, 2/8/96         3,974,624
 1,700,000 United States
            Treasury Bond,
            8.875%,
            8/15/2017             2,276,249
 9,000,000 United States
            Treasury Note,
            6.78%, 6/30/99        9,408,329
 4,000,000 United States
            Treasury Note,
            6.875%, 2/28/97       4,074,280
 1,000,000 United States
            Treasury Note,
            7.75%, 2/15/2001      1,104,120
-------------------------------------------
 TOTAL U.S. GOVERNMENT BONDS
  (IDENTIFIED COST
  $19,774,833)                   20,837,602
-------------------------------------------
 (F) COMMERCIAL PAPER - 4.5%
-------------------------------------------
 2,000,000 American Express,
            5.75%, 1/02/96        2,000,000
 4,344,007 GE Capital Corp.,
            5.55%, 1/02/96        4,344,007
-------------------------------------------
 TOTAL COMMERCIAL PAPER (AT
 AMORTIZED COST)                  6,344,007
-------------------------------------------
 TOTAL INVESTMENTS (IDENTI-
 FIED COST $104,630,731)       $141,202,211
-------------------------------------------

See Notes to Portfolios of Investments.

THE MONITOR OHIO TAX-FREE FUND

------------------------------------------------------------------------------
                                                         CREDIT
                                                         RATING
                                                         MOODY'S        MARKET
 PRINCIPAL AMOUNT                                        OR S&P(D)       VALUE
------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES - 94.5%
------------------------------------------------------------------------------
 OHIO - 94.5%
   $215,000 Alliance, OH, City School District, 6.20%
             (AMBAC Insured), 12/1/2001                     Aaa       $236,500
------------------------------------------------------------------------------
    250,000 Archbold, OH, Local School District, 6.80%
             (MBIA Insured)/(Prerefunded), 12/1/98
             (@102)                                         Aaa        273,438
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                         CREDIT
                                                         RATING
                                                         MOODY'S        MARKET
 PRINCIPAL AMOUNT                                        OR S&P(D)       VALUE
------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
------------------------------------------------------------------------------
   $290,000 Aurora, OH, 7.35% (BIG Insured),
             (Prerefunded), 12/1/99                         Aaa       $326,613
------------------------------------------------------------------------------
    300,000 Aurora, OH, City School District 5.55%
             (FGIC Insured), 12/1/2007                      Aaa        316,875
------------------------------------------------------------------------------
    280,000 Avon Lake, OH, 5.10% Water System Mortgage
             Revenue Bonds, 10/1/2005                       Aaa        287,350
------------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            Continued

-------------------------------------------------------------------------------
                                                          CREDIT
                                                          RATING
                                                          MOODY'S        MARKET
 PRINCIPAL AMOUNT                                         OR S&P(D)       VALUE
-------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $250,000 Beachwood, OH, City School District, 6.60%,
             12/1/2004                                      Aa         $278,750
-------------------------------------------------------------------------------
    215,000 Bedford, OH, City School District (Energy
             Conservation Improvement), 5.35%,
             6/15/2002                                      A           223,600
-------------------------------------------------------------------------------
    200,000 Bedford, OH, City School District (Energy
             Conservation Improvement), 5.40%,
             6/15/2003                                      A           208,250
-------------------------------------------------------------------------------
    205,000 Berea, OH, 6.95%, 12/1/98                       Aa          221,144
-------------------------------------------------------------------------------
    250,000 Blue Ash, OH, 6.50%, 11/1/99                    Aa          270,625
-------------------------------------------------------------------------------
    230,000 Bowling Green, OH, City School, 6.90%,
             12/1/98                                        A1          247,538
-------------------------------------------------------------------------------
    500,000 Butler County, OH, 4.80% Sewer System
             Revenue Bonds (AMBAC Insured), 12/1/98         Aaa         511,250
-------------------------------------------------------------------------------
    250,000 Butler County, OH, Hospital Facilities,
             5.25%, 11/15/2000                              AAA         262,188
-------------------------------------------------------------------------------
    250,000 Centerville, OH, City School District,
             6.625%, 12/1/99                                A           271,250
-------------------------------------------------------------------------------
    230,000 Cincinnati, OH, 4.50%, 12/1/97                  AA+         232,875
-------------------------------------------------------------------------------
    250,000 Cincinnati, OH, 5.25%, 6/1/2008                 A1          253,125
-------------------------------------------------------------------------------
    265,000 Cincinnati, OH, 5.35%, 6/1/2009 (Series V)      A1          268,975
-------------------------------------------------------------------------------
    250,000 Cincinnati, OH, 6.75%, 12/1/2001                AA+         282,500
-------------------------------------------------------------------------------
    250,000 Cincinnati, OH, 7.00%, 10/1/97                  AA+         263,125
-------------------------------------------------------------------------------
    250,000 Cincinnati, OH, Street Improvement, 7.00%,
             12/1/99                                        Aa          276,250
-------------------------------------------------------------------------------
    500,000 Cleveland Heights, OH, 5.60%, 12/1/2002         Aa          536,875
-------------------------------------------------------------------------------
    500,000 Cleveland Heights, OH, 6.75% (FGIC
             Insured), 12/1/97                              Aaa         525,625
-------------------------------------------------------------------------------
    500,000 Cleveland, OH, 5.90% (MBIA Insured),
             11/15/2001                                     AAA         541,875
-------------------------------------------------------------------------------
    200,000 Cleveland, OH, 6.40% GO Bonds (AMBAC
             Insured), 10/1/2002                            Aaa         223,500
-------------------------------------------------------------------------------
    200,000 Cleveland, OH, Regional Transit Authority,
             4.85% GO LT Capital Improvement Bonds,
             12/1/98                                        A           204,500
-------------------------------------------------------------------------------
    500,000 Clyde, OH, Temp. Water System, 5.60%
             Improvement Revenue Bonds (Series 1994),
             5/1/97                                         MIGI        512,500
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                        CREDIT
                                                        RATING
                                                        MOODY'S        MARKET
 PRINCIPAL AMOUNT                                       OR S&P(D)       VALUE
-----------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-----------------------------------------------------------------------------
   $750,000 Columbus, OH, 4.35% (Series C), 9/15/98        Aaa       $757,500
-----------------------------------------------------------------------------
    270,000 Columbus, OH, 5.35%, 5/15/2003                 Aaa        287,213
-----------------------------------------------------------------------------
    500,000 Columbus, OH, 6.30%, 1/1/2005                  Aaa        552,500
-----------------------------------------------------------------------------
    250,000 Columbus, OH, 6.30%, 4/15/2003                 Aaa        272,500
-----------------------------------------------------------------------------
    250,000 Columbus, OH, 7.00% Sewer Revenue Bonds
             (Prerefunded), 3/1/99 (@102)                  Aa1        275,313
-----------------------------------------------------------------------------
    250,000 Columbus, OH, City School District, 5.05%
             (FGIC Insured), 12/1/2002                     AAA        259,688
-----------------------------------------------------------------------------
    250,000 Columbus, OH, Sewer Revenue Bonds, 7.50%,
             6/1/97                                        AA-        258,825
-----------------------------------------------------------------------------
    250,000 Copley Fairlawn, OH, 5.15% UT GO Bonds,
             Fairlawn City School District, 12/1/2001      A1         261,563
-----------------------------------------------------------------------------
    500,000 Cuyahoga County, OH, 4.50% GO Bonds
             (Prerefunded), 10/1/98                        Aa         504,375
-----------------------------------------------------------------------------
    500,000 Cuyahoga County, OH, 5.20%, 11/15/2009         Aa         505,625
-----------------------------------------------------------------------------
    500,000 Cuyahoga County, OH, 6.90% (Prerefunded),
             10/1/99 (@102)                                Aa         555,000
-----------------------------------------------------------------------------
    250,000 Cuyahoga County, OH, 7.00% (Prerefunded),
             10/1/98 (@102)                                Aa1        273,125
-----------------------------------------------------------------------------
    200,000 Cuyahoga Falls, OH, 5.40% GO Bonds (MBIA
             Insured), 12/1/2006                           AAA        210,500
-----------------------------------------------------------------------------
    400,000 Delaware, OH, 5.40%, 11/1/2002                 A          415,500
-----------------------------------------------------------------------------
    250,000 Dover, OH, Municipal Electric System
             Revenue, 5.50% (FGIC Insured), 12/1/2007      Aaa        260,313
-----------------------------------------------------------------------------
    250,000 Dublin, OH, City School District, 6.05%
             (FGIC Insured), 12/1/2003                     Aaa        275,938
-----------------------------------------------------------------------------
    250,000 Dublin, OH, City School District, 6.15%
             (FGIC Insured), 12/1/2004                     Aaa        278,750
-----------------------------------------------------------------------------
    200,000 Dublin, OH, Local School District, 6.80%
             (AMBAC Insured)/(ETM), 12/1/97                Aaa        210,500
-----------------------------------------------------------------------------
    250,000 Eastlake, OH, 5.00% GO Bonds, 12/1/2004        A1         252,813
-----------------------------------------------------------------------------
    500,000 Euclid, OH, 5.30%, 12/1/2007                   Aa         509,375
-----------------------------------------------------------------------------
    250,000 Euclid, OH, 6.40%, 12/1/2004                   Aa         276,250
-----------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            (Continued)

-------------------------------------------------------------------------------
                                                          CREDIT
                                                          RATING
                                                          MOODY'S        MARKET
 PRINCIPAL AMOUNT                                         OR S&P(D)       VALUE
-------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $420,000 Euclid, OH, 7.00%, 12/1/2002                     Aa        $468,300
-------------------------------------------------------------------------------
    245,000 Fairfield City School District, OH, 5.65%
             (FGIC Insured), 12/1/2006                       AAA        260,925
-------------------------------------------------------------------------------
    250,000 Findlay, OH, 5.20% GO Sewer System Bonds,
             7/1/2006                                        A1         256,250
-------------------------------------------------------------------------------
    270,000 Findlay, OH, 6.70%, 8/1/97                       A1         281,138
-------------------------------------------------------------------------------
    500,000 Franklin County, OH, 5.05% Hospital Revenue
             Bonds (Doctors Hospital), 12/1/99               A          509,375
-------------------------------------------------------------------------------
    500,000 Franklin County, OH, 5.05% Refunding
             Revenue Bonds, 12/1/2005                        Aaa        521,250
-------------------------------------------------------------------------------
    285,000 Franklin County, OH, 5.50% Revenue
             Anticipation Bonds (Convention
             Authority)/(MBIA Insured), 12/1/2003            Aaa        302,100
-------------------------------------------------------------------------------
    305,000 Franklin County, OH, 6.00% GO Bonds,
             9/1/2006                                        AAA        334,356
-------------------------------------------------------------------------------
    500,000 Franklin County, OH, 6.40% Hospital Revenue
             Bonds (Series 1991A)/(Childrens Hospital),
             11/1/2006                                       Aa         548,125
-------------------------------------------------------------------------------
    250,000 Franklin County, OH, 6.50% Hospital Revenue
             Bonds (Series 1992A)/(Childrens Hospital),
             5/1/2007                                        Aa         276,250
-------------------------------------------------------------------------------
    550,000 Franklin County, OH, 7.20% Hospital Revenue
             Bonds (Holy Cross Health Systems),
             6/1/2000                                        A1         601,563
-------------------------------------------------------------------------------
    515,000 Gahanna, OH, 5.25%, 6/1/2002                     A1         539,463
-------------------------------------------------------------------------------
    580,000 Gahanna, OH, 5.55%, 6/1/2005                     A1         617,700
-------------------------------------------------------------------------------
    250,000 Gahanna, OH, 6.40% (Prerefunded), 6/1/2001       A1         278,438
-------------------------------------------------------------------------------
    250,000 Grandview Heights, OH, 7.10%, 12/1/2006          A1         281,563
-------------------------------------------------------------------------------
    250,000 Grandview Heights, OH, City School
             District, 5.40%, 12/1/2005                      A1         263,438
-------------------------------------------------------------------------------
    250,000 Hamilton County, OH, 4.60% Hospital Revenue
             Bonds (MBIA Insured), 5/15/2000                 AAA        253,438
-------------------------------------------------------------------------------
    500,000 Hamilton County, OH, 4.70%, 12/1/2004            Aa         501,875
-------------------------------------------------------------------------------
    500,000 Hamilton County, OH, 4.90% Hospital Revenue
             Bonds (Series 1993D)/(FGIC Insured),
             5/15/2003                                       Aaa        509,375
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                          CREDIT
                                                          RATING
                                                          MOODY'S        MARKET
 PRINCIPAL AMOUNT                                         OR S&P(D)       VALUE
-------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $300,000 Hamilton County, OH, 5.95%, 12/1/2002            AA        $328,500
-------------------------------------------------------------------------------
    155,000 Hamilton County, OH, 6.30% Sewer System
             Bonds, 12/1/2001                                A1         170,694
-------------------------------------------------------------------------------
    195,000 Hamilton County, OH, 6.40% Sewer System
             Bonds (Prerefunded), 6/1/2001 (@102)            A1         217,181
-------------------------------------------------------------------------------
    305,000 Hamilton County, OH, 6.40% Sewer System
             Bonds, 12/1/2003                                A1         339,694
-------------------------------------------------------------------------------
    500,000 Hamilton County, OH, Hospital Facilities,
             5.90% (Episcopal Retirement Home)/(Fifth
             Third Bank LOC), 1/1/99                         Aa1        522,500
-------------------------------------------------------------------------------
    500,000 Hamilton County, OH, Hospital Facilities,
             6.50% (Christ Hospital)/(FGIC Insured),
             1/1/2002                                        Aaa        545,000
-------------------------------------------------------------------------------
    500,000 Hamilton County, OH, Hospital Facilities,
             6.75% (Children's Hospital)/(BIG Insured),
             5/15/2002                                       Aaa        528,750
-------------------------------------------------------------------------------
  1,000,000 Hamilton County, OH, Improvement Museum,
             7.125% (Prerefunded), 12/1/97 (@102)            Aaa      1,085,000
-------------------------------------------------------------------------------
     95,000 Hamilton County, OH, 6.30% Sewer System
             Bonds (Prerefunded), 6/1/2001 (@102)            A1         104,856
-------------------------------------------------------------------------------
    250,000 Hamilton, OH, 4.40% (MBIA Insured),
             10/15/2003                                      Aaa        248,750
-------------------------------------------------------------------------------
    390,000 Hamilton, OH, 5.10% Electric System
             Mortgage Revenue Bonds (Series A)/(FGIC
             Insured), 10/15/99                              Aaa        401,700
-------------------------------------------------------------------------------
    170,000 Hilliard, OH, 5.35%, 12/1/2006                   A1         175,738
-------------------------------------------------------------------------------
    180,000 Hilliard, OH, 5.50%, 12/1/2007                   A1         189,900
-------------------------------------------------------------------------------
    230,000 Hilliard, OH, 6.75%, 12/1/98                     A1         246,963
-------------------------------------------------------------------------------
    500,000 Hilliard, OH, City School District, 5.35%,
             12/1/2004                                       A1         525,000
-------------------------------------------------------------------------------
    250,000 Hilliard, OH, School District, 5.00% (AMBAC
             Insured), 12/1/2003                             AAA        259,688
-------------------------------------------------------------------------------
    245,000 Indian Hill Water Works, OH, 4.90% Revenue
             Bonds, 6/1/2005                                 A+         250,513
-------------------------------------------------------------------------------
    585,000 Kettering, OH, 5.05% GO Bonds, 12/1/2004         Aa         604,013
-------------------------------------------------------------------------------
    345,000 Kettering, OH, 6.70%, 12/1/97                    Aa         362,250
-------------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            (Continued)

-------------------------------------------------------------------------------
                                                          CREDIT
                                                          RATING
                                                          MOODY'S        MARKET
 PRINCIPAL AMOUNT                                         OR S&P(D)       VALUE
-------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $255,000 Lakewood, OH, 5.05%, 12/1/2005                   Aa        $263,925
-------------------------------------------------------------------------------
    535,000 Lakewood, OH, 5.85%, 12/1/2002                   Aa         583,819
-------------------------------------------------------------------------------
    250,000 Lakota, OH, GO UT, 6.40% School Improvement
             Bonds (AMBAC Insured), 12/1/2000                AAA        274,375
-------------------------------------------------------------------------------
    500,000 Lorain County Water Authority, 4.95% (AMBAC
             Insured), 10/1/2004                             AAA        511,250
-------------------------------------------------------------------------------
    275,000 Lyndhurst, OH, 7.40% (Prerefunded), 12/1/97      Aa         297,344
-------------------------------------------------------------------------------
    200,000 Marysville, OH, Exempt Village School,
             6.90% (AMBAC Insured), 12/1/2000                Aaa        225,000
-------------------------------------------------------------------------------
    300,000 Massillon, OH, City School District, UT,
             4.80% GO Revenue Bonds (AMBAC Insured),
             12/1/2008                                       AAA        299,625
-------------------------------------------------------------------------------
    250,000 Mentor, OH, 6.70%, 12/1/2003                     A          275,000
-------------------------------------------------------------------------------
    265,000 Mentor, OH, 6.80%, 12/1/98                       A          284,544
-------------------------------------------------------------------------------
    500,000 Miami University, OH, 5.40%, 12/1/2005           A+         524,375
-------------------------------------------------------------------------------
    200,000 Miami Valley Regional Transit Authority, GO
             UT, 5.10% Revenue Bonds, 12/1/2001              A          207,250
-------------------------------------------------------------------------------
    500,000 Montgomery County, OH, 6.10% (Series
             1992A)/ (Miami Valley Hospital)/ (AMBAC
             Insured), 11/15/2002                            Aaa        548,750
-------------------------------------------------------------------------------
    500,000 Montgomery County, OH, 6.45% (Prerefunded),
             9/1/2001                                        Aa         551,875
-------------------------------------------------------------------------------
    500,000 Montgomery County, OH, 6.50% (Series A)/
             (Prerefunded), 9/1/2001                         Aa         553,125
-------------------------------------------------------------------------------
    270,000 Montgomery County, OH, 5.60% GO Bonds,
             12/1/2005                                       Aa         283,500
-------------------------------------------------------------------------------
    285,000 Montgomery County, OH, 5.75% GO Bonds,
             12/1/2006                                       Aa         301,031
-------------------------------------------------------------------------------
    500,000 Montgomery County, OH, Garbage & Refuse
             Revenue Bonds (FGIC Insured), 6.60%,
             11/1/2010                                       Aaa        533,125
-------------------------------------------------------------------------------
    500,000 Northeast, OH, Regional Sewer District,
             6.40% (Wastewater Improvement)/(AMBAC
             Insured), 11/15/2003                            Aaa        559,375
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                          CREDIT
                                                          RATING
                                                          MOODY'S        MARKET
 PRINCIPAL AMOUNT                                         OR S&P(D)       VALUE
-------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $500,000 Ohio Municipal Electric Generation, 4.75%
             (Agency Joint Venture 5)/(AMBAC Insured),
             2/15/2000                                       AAA       $511,250
-------------------------------------------------------------------------------
    250,000 Ohio State Building Authority (DAS Data
             Center), 7.10% (Prerefunded), 10/1/97
             (@102)                                          A          268,125
-------------------------------------------------------------------------------
    250,000 Ohio State Building Authority (DAS Data
             Center)/ETM), 7.00%, 10/1/97                    A+         262,813
-------------------------------------------------------------------------------
    500,000 Ohio State Building Authority, 6.20%,
             6/1/2004                                        A          542,500
-------------------------------------------------------------------------------
    500,000 Ohio State Building Authority, 6.50%,
             10/1/2004                                       A          551,875
-------------------------------------------------------------------------------
    125,000 Ohio State Building Authority, 7.25%
             (Prerefunded), 3/1/99 (@102)                    A          138,750
-------------------------------------------------------------------------------
    125,000 Ohio State Building Authority, 7.25%
             (Prerefunded), 8/1/99 (@102)                    A          139,844
-------------------------------------------------------------------------------
    250,000 Ohio State Capital Facilities (Series
             1995A), 5.80% (AMBAC Insured), 6/1/2003         AAA        271,563
-------------------------------------------------------------------------------
    300,000 Ohio State Economic Development, 6.60%
             (Sysco Food Service), 12/1/2003                 A          339,375
-------------------------------------------------------------------------------
    250,000 Ohio State Higher Education Facility
             Commission, 7.10% (Xavier
             University)/(MBIA Insured), 11/1/98             Aaa        270,000
-------------------------------------------------------------------------------
    250,000 Ohio State Higher Education Facility, 4.50%
             (Oberlin College), 10/1/99                      AA         254,063
-------------------------------------------------------------------------------
    555,000 Ohio State Higher Education Facility, 4.90%
             (Ohio Northern University)/ (Connie Lee
             Insured), 5/1/2003                              AAA        559,163
-------------------------------------------------------------------------------
    250,000 Ohio State Higher Education Facility, 5.00%
             (Oberlin College), 10/1/2002                    Aa         259,688
-------------------------------------------------------------------------------
    250,000 Ohio State Higher Education Facility, 5.35%
             (John Carroll University), 10/1/2005            A          260,938
-------------------------------------------------------------------------------
    200,000 Ohio State Higher Education Facility, 6.05%
             (Bank One LOC), 12/1/98                         AA         211,250
-------------------------------------------------------------------------------
    250,000 Ohio State Higher Education Facility, 6.10%
             (University of Dayton)/(FGIC Insured),
             12/1/2001                                       Aaa        273,750
-------------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            (Continued)

------------------------------------------------------------------------------
                                                         CREDIT
                                                         RATING
                                                         MOODY'S        MARKET
 PRINCIPAL AMOUNT                                        OR S&P(D)       VALUE
------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
------------------------------------------------------------------------------
   $275,000 Ohio State Highway, 6.70%, 5/15/97              Aa        $285,313
------------------------------------------------------------------------------
    250,000 Ohio State Public Facilities Commission
             Higher Education, 5.70% (AMBAC Insured),
             11/1/99                                        AAA        264,063
------------------------------------------------------------------------------
    250,000 Ohio State Public Facilities Commission
             Higher Education, 6.90%, 6/1/98                A          265,313
------------------------------------------------------------------------------
    500,000 Ohio State Public Facilities Commission
             Mental Health, 6.75% (MBIA Insured),
             12/01/2001                                     Aaa        551,250
------------------------------------------------------------------------------
    250,000 Ohio State Public Facilities Commission
             Mental Health, 7.30%, 6/1/2001                 A          273,125
------------------------------------------------------------------------------
  1,195,000 Ohio State Public Facilities Commission,
             5.30% (FSA Insured), 12/1/97                   Aaa      1,226,369
------------------------------------------------------------------------------
    250,000 Ohio State Public Facilities Commission,
             6.50% (MBIA Insured), 6/1/2000                 Aaa        272,813
------------------------------------------------------------------------------
    250,000 Ohio State Public Facilities Commission,
             6.50% (MBIA Insured), 6/1/97                   Aaa        259,063
------------------------------------------------------------------------------
    250,000 Ohio State Public Facilities Commission,
             7.125% (Prerefunded), 5/1/97                   A          265,000
------------------------------------------------------------------------------
    250,000 Ohio State Public Facilities Commission,
             7.20%, 12/1/99                                 A          264,688
------------------------------------------------------------------------------
    500,000 Ohio State University, 4.85%, 12/1/98           A1         511,875
------------------------------------------------------------------------------
    500,000 Ohio State University, 5.30%, 12/1/2001         A1         525,625
------------------------------------------------------------------------------
    250,000 Ohio State Water Develop- ment Authority
             Revenue, 7.10% (Prerefunded), 6/1/98
             (@102)                                         A          272,188
------------------------------------------------------------------------------
    500,000 Ohio State Water Develop- ment Authority,
             5.65% (MBIA Insured), 6/1/2005                 Aaa        528,750
------------------------------------------------------------------------------
    650,000 Ohio State Water Development Authority,
             5.00% (MBIA Insured), 12/1/98                  AAA        667,875
------------------------------------------------------------------------------
    250,000 Olmstead Falls, OH, Local School District,
             6.30% (FGIC Insured), 12/15/2001               Aaa        278,125
------------------------------------------------------------------------------
    175,000 Pickerington, OH, Local School District,
             4.70% (FGIC Insured), 12/1/2004                AAA        176,750
------------------------------------------------------------------------------
    250,000 Pickerington, OH, Local School District,
             5.55% (AMBAC Insured), 12/1/2007               Aaa        262,188
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                          CREDIT
                                                          RATING
                                                          MOODY'S        MARKET
 PRINCIPAL AMOUNT                                         OR S&P(D)       VALUE
-------------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $200,000 Portage County, OH, 5.20% GO Bonds (AMBAC
             Insured), 12/1/2001                             AAA       $209,500
-------------------------------------------------------------------------------
    200,000 Salem, OH, 6.00% Sewer System Revenue Bonds
             (Series 1992)/(AMBAC Insured), 2/1/2001         Aaa        203,546
-------------------------------------------------------------------------------
    250,000 Sandusky County, OH, 6.65% (AMBAC Insured),
             12/1/98                                         Aaa        267,813
-------------------------------------------------------------------------------
    500,000 Solon, OH, 5.25%, 12/1/2007                      Aa         513,125
-------------------------------------------------------------------------------
    150,000 Solon, OH, 5.65%, 12/1/2005                      Aa         159,750
-------------------------------------------------------------------------------
    250,000 Solon, OH, 6.55%, 12/1/2000                      Aa         274,688
-------------------------------------------------------------------------------
    250,000 Solon, OH, 6.65%, 12/1/2001                      Aa         275,625
-------------------------------------------------------------------------------
    250,000 Solon, OH, School District, 6.85%,
             12/1/2000                                       Aa         278,438
-------------------------------------------------------------------------------
    245,000 South Euclid, OH, Recreational Facilities,
             6.15%, 12/1/2000                                A1         264,600
-------------------------------------------------------------------------------
    250,000 South Western City School District, 6.00%
             (AMBAC Insured), 12/1/2004                      AAA        272,813
-------------------------------------------------------------------------------
    250,000 South Western City School District, 6.10%
             (Escrowed to Maturity), 12/1/99                 Baa        266,875
-------------------------------------------------------------------------------
    250,000 Springfield, OH, Local School District,
             6.00%, 12/1/2002                                A          273,750
-------------------------------------------------------------------------------
    250,000 State of Ohio, 4.50%, 5/15/2000                  Aa         252,813
-------------------------------------------------------------------------------
    400,000 State of Ohio, 4.50%, 8/1/2001                   Aa         403,500
-------------------------------------------------------------------------------
    500,000 State of Ohio, 4.80% Highway Revenue Bonds,
             5/15/2001                                       AA+        516,250
-------------------------------------------------------------------------------
    250,000 Summit County, OH, 5.65% GO Bonds (MBIA
             Insured), 12/1/2007                             AAA        264,375
-------------------------------------------------------------------------------
    500,000 Toledo, OH, Sewer System Revenue, 7.25%
             (MBIA Insured), 11/15/2000                      Aaa        548,125
-------------------------------------------------------------------------------
    250,000 University of Cincinnati, OH, 5.15% Revenue
             Bonds (Series R5), 6/1/2005                     A1         255,938
-------------------------------------------------------------------------------
    250,000 University of Cincinnati, OH, 5.60%,
             6/1/2009                                        A1         255,625
-------------------------------------------------------------------------------
    250,000 University of Cincinnati, OH, 6.40% (MBIA
             Insured), 12/1/2003                             A1         276,250
-------------------------------------------------------------------------------
    250,000 University of Toledo, 5.00% (FGIC Insured),
             6/1/2008                                        Aaa        249,688
-------------------------------------------------------------------------------
    200,000 Upper Arlington, OH, City School, 6.80%,
             12/1/99                                         A1         218,250
-------------------------------------------------------------------------------
    175,000 Warren County, OH, Sewer Improvement GO,
             5.25%, 12/1/2008                                Aa         179,594
-------------------------------------------------------------------------------

 Portfolio of Investments
                                          -------------------------------------
THE MONITOR OHIO TAX-FREE FUND            (Continued)
                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               December 31, 1995

-----------------------------------------------------------------------------
                                                        CREDIT
                                                        RATING
                                                        MOODY'S        MARKET
 PRINCIPAL AMOUNT                                       OR S&P(D)       VALUE
-----------------------------------------------------------------------------
 LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-----------------------------------------------------------------------------
   $235,000 Warren County, OH, Waterworks Revenue
             Bond/(FGIC Insured)
             6.10%, 12/1/2002                              Aaa       $257,325
-----------------------------------------------------------------------------
    185,000 Warren County, OH, GO, 5.35%, 12/1/2009        Aa         189,856
-----------------------------------------------------------------------------
    400,000 Warren County, OH, Water Improvement, GO,
             5.25%, 12/1/2007                              Aa         413,500
-----------------------------------------------------------------------------
    170,000 Warren County, OH, Sewer System Revenue,
             6.95% (FGIC Insured), 12/1/2002               Aaa        193,375
-----------------------------------------------------------------------------
    470,000 Westerville, OH, Water Systems, 5.90%,
             12/1/2004                                     Aa         515,238
-----------------------------------------------------------------------------
    250,000 Worthington, OH, City School District,
             7.15% (MBIA Insured), 12/1/2000               Aaa        279,375
-----------------------------------------------------------------------------
    250,000 Worthington, OH, City School District,
             5.85% (FGIC Insured), 6/1/2002                Aaa        269,063
-----------------------------------------------------------------------------
    250,000 Wright State University, 5.00% (AMBAC
             Insured), 5/1/2006                            Aaa        255,938
-----------------------------------------------------------------------------
 TOTAL LONG-TERM MUNICIPAL SECURITIES
  (IDENTIFIED COST, $55,223,428)                                  $58,619,083
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                          CREDIT
                                                          RATING
                                                          MOODY'S        MARKET
 PRINCIPAL AMOUNT                                         OR S&P(D)       VALUE
-------------------------------------------------------------------------------
 SHORT-TERM MUNICIPAL SECURITIES - 4.7%
-------------------------------------------------------------------------------
   $425,000 Cincinnati, OH, 5.4%, City School District,
             6/1/96                                          A-        $428,081
-------------------------------------------------------------------------------
    250,000 Columbus, OH, 7.00%, 5/1/96                      AAA        252,923
-------------------------------------------------------------------------------
    500,000 Columbus, OH, Sewer Revenue Bond, 7.30%,
             6/1/96                                          A1         507,640
-------------------------------------------------------------------------------
    250,000 Franklin County, OH, 6.40% Revenue
             Anticipation Bonds (Convention
             Authority)/(MBIA Insured), 12/1/96              Aaa        256,303
-------------------------------------------------------------------------------
    700,000 Ohio State Air Quality Authority, Daily
             VRDNs                                                      700,000
-------------------------------------------------------------------------------
    250,000 Ohio State Water Development Authority
             Revenue, 7.15% (AMBAC Insured)/(ETM),
             6/1/96                                          Aaa        253,598
-------------------------------------------------------------------------------
    225,000 Upper Arlington, OH, City School 6.70%
             (University of Dayton)/(FGIC Insured),
             12/1/96                                         Aaa        231,228
-------------------------------------------------------------------------------
    250,000 Worthington, OH, City School District,
             6.90%, (MBIA Insured), 12/1/96                  Aaa        257,385
-------------------------------------------------------------------------------
 TOTAL SHORT-TERM MUNICIPAL SECURITIES
  (IDENTIFIED COST, $2,853,222)                                       2,887,158
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (IDENTIFIED COST, $58,076,650)                                    $61,506,241
-------------------------------------------------------------------------------

See Notes to Portfolios of Investments.

-----------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                 VALUE
-----------------------------------------------------------------------
 CORPORATE BONDS - 46.3%
-----------------------------------------------------------------------
 BANKS & SAVINGS AND LOANS - 4.2%
  $1,000,000 Abbey National Public Limited Company 6.69%,
              10/17/2005                                     $1,035,000
   1,000,000 ABN AMRO Bank Notes 7.25%, 5/31/2005             1,073,750
   1,000,000 Banc One, 7.00%, 07/15/2005                      1,048,750
     250,000 BankAmerica Corp., 7.75%, 7/15/2002                272,188
     250,000 Citicorp, 9.75%, 8/1/99                            280,625
     500,000 Comerica Bank Notes, 9.75%, 5/1/99                 556,875
     500,000 Comerica Bank, Detroit, 5.95%, 9/15/97             503,750
   1,000,000 Mellon Bank N.A., 6.50%, 8/01/2005               1,011,250
     250,000 Security Pacific Corp., 9.75%, 5/15/99             278,438
-----------------------------------------------------------------------
                                                              6,060,626
-----------------------------------------------------------------------
 BASIC INDUSTRY - 0.8%
     500,000 Air Products & Chemicals, 8.875%, 8/1/2001         572,500
     250,000 Arco Chemical Co., 9.90%, 11/1/2000                291,875
     250,000 Weyerhaeuser Co., 9.05%, 2/1/2003                  292,188
-----------------------------------------------------------------------
                                                              1,156,563
-----------------------------------------------------------------------

--------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                    VALUE
--------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
--------------------------------------------------------------------------
 CAPITAL GOODS - 0.8%
  $250,000 Caterpillar, Inc., 9.375%, 7/15/2000                   $284,375
   250,000 Deere & Co., 8.25%, 6/1/96                              252,813
   500,000 Watts Industries, 8.375%, 12/1/2003                     566,250
--------------------------------------------------------------------------
                                                                 1,103,438
--------------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 11.4%
 1,500,000 American Home Products, 6.50%, 10/15/2002             1,539,375
 1,000,000 Bergen Brunswiq, 7.25%, 6/1/2005                      1,066,250
 1,000,000 Carnival Corp., 6.15%, 10/1/2003                        990,000
 1,000,000 Columbia/HCA Healthcare 8.85%, 1/01/2007              1,187,500
   250,000 Dayton Hudson Corp., 10.00%, 12/1/2000                  291,250
   750,000 Grand Met Investment Corp., 7.125%, 9/15/2004           797,813
   250,000 Great Atlantic & Pacific Tea, Inc., 9.125%, 1/15/98     259,375
 1,000,000 Hertz Corp., 7.00%, 7/15/2003                         1,046,250
   500,000 Joseph E. Seagram & Sons, Inc., 7.00%, 4/15/2008        524,375
 1,000,000 Limited, Inc., 7.80%, 05/15/2002                      1,076,250
   250,000 Limited, Inc., 9.125%, 2/1/2001                         280,625
   750,000 May Dept. Stores Co., 9.875%, 6/15/2000                 868,125
   250,000 Nordstrom, Inc., 8.875%, 2/15/98                        265,938

 Portfolio of Investments
                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               (Continued)

------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                  VALUE
------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------
 CONSUMER GOODS AND SERVICES (CONTINUED)
   $500,000 Philip Morris Co. Inc., 7.50%, 3/15/97              $510,625
    500,000 Philip Morris Co. Inc., 7.625%, 5/15/2002            534,375
  1,000,000 Ralston Purina Notes, 9.25%, 10/15/2009            1,253,750
    500,000 Scripps Howard, Inc., 7.375%, 12/15/98               521,250
  1,000,000 Service Corp. Int'l., 8.375%, 12/15/2004           1,146,250
    250,000 Super Value Stores, Inc., 8.875%, 6/15/99            273,438
    250,000 Universal Corp., 9.25%, 2/15/2001                    285,313
  1,500,000 V.F. Corp., 7.60%, 4/1/2004                        1,631,250
------------------------------------------------------------------------
                                                              16,349,377
------------------------------------------------------------------------
 DIVERSIFIED INDUSTRIAL - 0.9%
    250,000 Alco Standard Corp., 8.875%, 4/15/2001               278,125
    250,000 Harsco Corp., 8.75%, 5/15/96                         252,813
    500,000 United Technologies Corp., 9.625%, 5/15/99           508,125
    250,000 Whirlpool Corp., 9.50%, 6/15/2000                    284,688
------------------------------------------------------------------------
                                                               1,323,751
------------------------------------------------------------------------
 ENERGY--OIL & GAS - 0.5%
    500,000 Consolidated Natural Gas Co., 5.875%, 10/1/98        503,125
    250,000 Pennzoil Co., 9.625%, 11/15/99                       278,438
------------------------------------------------------------------------
                                                                 781,563
------------------------------------------------------------------------
 FINANCE - 6.2%
  1,000,000 Bear Stearns, 6.625%, 1/15/2004                    1,011,250
    750,000 Bell Atlantic Financial, 6.625%, 11/30/97            764,063
    750,000 BHP U.S. Finance Corp., 7.00%, 12/1/97               767,813
  1,000,000 Countrywide Funding Corp., 8.25%, 7/15/2002        1,105,000
  1,000,000 Dean Witter Discover, 6.00%, 3/1/98                1,006,250
    250,000 Dow Capital, B.V., 8.25%, 2/15/96                    250,625
    500,000 Eaton Off Shore Ltd., 9.00%, 2/15/2001               562,500
  1,000,000 Ford Motor Credit Corp., 7.75%, 3/15/2005          1,100,000
    250,000 International Lease Finance Co., 6.50%, 7/15/97      253,438
  1,000,000 MBNA Corp. Notes, 6.875%, 6/1/2005                 1,038,750
  1,000,000 Salomon Brothers, 6.75%, 1/15/2006                   972,500
------------------------------------------------------------------------
                                                               8,832,189
------------------------------------------------------------------------
 FOREIGN INDUSTRIAL - 2.9%
  1,000,000 Canadian National Railroad, 7.00%, 3/15/2004       1,036,250
    750,000 Hydro-Quebec, Canada, 7.375%, 2/1/2003               797,813
    500,000 Northern Telecom, Ltd., 8.75%, 8/12/2001             565,625
  1,000,000 Philips Electronics, 8.375%, 9/15/2006             1,136,250
    615,000 Rhone Poulnec, 7.75%, 1/15/2002                      659,588
------------------------------------------------------------------------
                                                               4,195,526
------------------------------------------------------------------------
 FOREIGN SOVEREIGN - 5.1%
  1,000,000 Barcelona City, Spain 8.125%, 2/15/2005            1,123,750
    500,000 Province of Ontario, Canada, 5.70%, 10/1/97          503,125
    500,000 Province of Ontario, Canada, 6.125%, 6/28/2000       506,875
  1,000,000 Province of Ontario, Canada, 7.375%, 1/27/2003     1,077,500
  1,000,000 Province of Quebec, Canada, 8.625%, 1/19/2005      1,153,750
    250,000 Province of Quebec, Canada, 8.80%, 4/15/2003         286,563
  1,000,000 Republic of Finland, 7.875%, 7/28/2004             1,125,000
  1,550,000 Republic of Iceland, 6.125%, 2/1/2004              1,534,500
------------------------------------------------------------------------
                                                               7,311,063
------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 6.2%
    500,000 Baltimore Gas & Electric Co., 6.625%, 3/15/2008      518,750
  1,000,000 Big Rivers Electric, 9.50%, 2/15/2017              1,107,500
  1,000,000 Cajun Electric Power, 9.52%, 3/15/2019             1,110,000
    500,000 Commonwealth Edison, 9.375%, 2/15/2000               555,000
    200,000 Houston Lighting & Power Co., 6.75%, 11/1/97         202,000

-----------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                       VALUE
-----------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES (CONTINUED)
  $815,000 Iowa Electric Power & Light, 8.625%, 5/15/2001            $913,819
 1,000,000 Minnesota Power & Light, 7.75%, 6/1/2007                 1,082,500
 1,000,000 Northwestern Public Services, 7.10%, 8/1/2005            1,063,750
   750,000 Orange & Rockland Utilities, Inc., 6.50%, 10/15/97         761,250
 1,000,000 Soyland Power Co-op, Inc., 9.63%, 9/30/2011              1,092,500
   500,000 Western Resources Inc., 7.25%, 7/1/99                      520,000
-----------------------------------------------------------------------------
                                                                    8,927,069
-----------------------------------------------------------------------------
 INSURANCE - 3.3%
 1,000,000 Lincoln National Corp., 7.25%, 5/15/2005                 1,061,250
 1,000,000 London Insurance Grp., 6.875%, 9/15/2005                 1,031,250
 1,500,000 MBIA, Inc., 9.00%, 2/15/2001                             1,696,875
 1,000,000 U.S. Life Notes, 6.375%, 6/15/2000                       1,005,000
-----------------------------------------------------------------------------
                                                                    4,794,375
-----------------------------------------------------------------------------
 TECHNOLOGY - 1.2%
   500,000 International Business Machines, 6.375%, 6/15/2000         511,875
 1,000,000 Texas Instruments Notes, 9.25%, 06/15/2003               1,177,500
-----------------------------------------------------------------------------
                                                                    1,689,375
-----------------------------------------------------------------------------
 TELEPHONE UTILITIES & COMMUNICATION COMPANIES - 2.6%
 1,000,000 Comsat Corp., 8.95%, 5/15/2001                           1,130,000
 1,000,000 General Telephone of the Southeast, 7.625%, 7/1/2002     1,016,250
   900,000 GTE Corp., 9.10%, 6/1/2003                               1,041,750
   500,000 Southwestern Bell Telephone Co., 6.625%, 4/1/2005          517,500
-----------------------------------------------------------------------------
                                                                    3,705,500
-----------------------------------------------------------------------------
 TRANSPORTATION - 0.2%
   250,000 Union Pacific Corp., 9.625%, 12/15/2002                    297,500
-----------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (IDENTIFIED COST $62,310,619)               66,527,915
-----------------------------------------------------------------------------
 GOVERNMENT BONDS - 50.6%
-----------------------------------------------------------------------------
 GOVERNMENT AGENCIES - 8.3%
 3,000,000 Federal Home Loan Bank, 9.00%, 12/19/97                  3,145,620
   750,000 Federal National Mortgage Association, 9.40%, 8/10/98      820,215
 1,913,426 GNMA Pool Number 345128, 6.50%,
            1/15/2024                                               1,899,673
   987,460 GNMA Pool Number 352982, 7.50%,
            5/15/2024                                               1,015,850
 1,939,542 GNMA Pool Number 372962, 7.00%,
            3/15/2024                                               1,963,180
 1,003,152 GNMA Pool Number 373015, 8.00%,
            6/15/2024                                               1,045,159
 1,844,682 GNMA Pool Number 391615, 8.50%,
            9/15/2024                                               1,936,916
-----------------------------------------------------------------------------
 TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,405,207)           11,826,613
-----------------------------------------------------------------------------
 U.S. TREASURY SECURITIES - 42.3%
 2,000,000 United States Treasury Note, 6.875%, 3/31/2000           2,113,800
 1,000,000 United States Treasury Note, 7.00%,
            4/15/99                                                 1,050,850
 9,000,000 United States Treasury Note, 7.125%, 2/29/2000           9,581,939
 8,000,000 United States Treasury Note, 7.25%,
            5/15/2004                                               8,883,519

 Portfolio of Investments
                                                       ------------------------
THE MONITOR FIXED INCOME SECURITIES FUND               (Continued)

-----------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                 VALUE
-----------------------------------------------------------------------
 U.S. TREASURY SECURITIES (CONTINUED)
-----------------------------------------------------------------------
 $1,500,000 United States Treasury Note, 7.25%, 8/31/96      $1,518,285
 10,000,000 United States Treasury Note, 7.50%, 11/15/2001   11,021,299
  3,000,000 United States Treasury Note, 7.50%, 2/15/2005     3,400,560
  1,000,000 United States Treasury Note, 7.50%, 5/15/2002     1,108,920
  2,500,000 United States Treasury Note, 7.875%, 8/15/2001    2,792,100
  8,000,000 United States Treasury Note, 8.00%, 5/15/2001     8,956,560
  3,500,000 United States Treasury Note, 8.00%, 8/15/99       3,803,590
  1,000,000 United States Treasury Note, 8.50%, 11/15/2000    1,131,830
    500,000 United States Treasury Note, 8.75%, 8/15/2000       567,965
  2,000,000 United States Treasury Note, 9.125%, 5/15/99      2,232,360
  1,000,000 United States Treasury Bond 8.75%, 8/15/20        1,341,060

----------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                      VALUE
----------------------------------------------------------------------------
 U.S. TREASURY SECURITIES (CONTINUED)
----------------------------------------------------------------------------
 $1,000,000 United States Treasury Bond 9.035%, 2/15/06           $1,286,080
----------------------------------------------------------------------------
 TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST
 $55,268,202)                                                     60,790,717
----------------------------------------------------------------------------
 TOTAL GOVERNMENT BONDS (IDENTIFIED COST $66,673,409)            $72,617,330
----------------------------------------------------------------------------
 (F) COMMERCIAL PAPER - 1.7%
----------------------------------------------------------------------------
 FINANCE
  2,445,094 General Electric Capital Corp., 5.55%, 1/2/96 (at
             amortized cost)                                       2,445,094
----------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $131,429,122)               $141,590,339
----------------------------------------------------------------------------

See Notes to Portfolio of Investments.
                                                  -----------------------------
THE MONITOR MORTGAGE SECURITIES FUND              December 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT (H)               VALUE
--------------------------------------------
 LONG-TERM OBLIGATIONS - 114.9%
--------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. -
 32.0%
 $4,733,925 7.00%,
             11/15/2004        $4,754,754
    281,061 8.75%, Series
             220007,
             8/1/2001             292,216
    204,860 9.50%, Series
             380059,
             10/1/2004            214,335
  2,923,824 6.50%, Series
             L90010,
             1/1/1998           2,950,314
    151,552 9.00%, Series
             N90034,
             11/1/1998            156,288
    813,567 REMIC, Inv.
             Flt., 6.417%,
             Series 1500SH,
             4/15/2023            718,420
    731,549 REMIC, Inv.
             Flt., 8.243%,
             Series 15420B,
             7/15/2022            591,179
    707,275 REMIC, Inv.
             Flt., 7.765%,
             Series 1564SE,
             8/15/2008            577,575
  1,782,343 REMIC, Inv.
             Flt., 7.027%,
             Series 1647SB,
             12/15/2008         1,411,508
  2,345,325 REMIC, Inv.
             Flt., 6.630%,
             Series 1606SB,
             11/15/2008         2,297,434
     54,885 REMIC, Inv.
             Flt., 12.921%,
             Series 1041G,
             2/15/2021             57,582
  1,000,000 REMIC, Inv.
             Flt., 9.178%,
             Series 1422SA,
             11/15/2007           910,250
 16,681,959 REMIC, Inv.
             Flt., IO,
             2.100%, Series
             1669JB,
             7/15/2020            765,869
  4,912,194 REMIC, Inv.
             Flt., IO,
             3.500%, Series
             1443L,
             4/15/2020            244,431
  3,484,432 REMIC, Inv.
             Flt., IO,
             3.45%, Series
             1454MJ,
             4/15/2022            235,373
     27,484 REMIC, Inv.
             Flt., IO,
             434.00%, Series
             1394KD,
             3/15/2022             63,442
  1,247,352 REMIC, Z-Bond,
             7.00%, Series
             1388L,
             10/15/2007         1,259,713
--------------------------------------------
 TOTAL FEDERAL HOME LOAN
 MORTGAGE CORP.
   (IDENTIFIED COST
 $18,647,894)                  17,500,683
--------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -
 55.8%
  4,530,213 6.516%,
             4/24/2025          4,539,092
  1,332,310 7.50%, 12/1/2001    1,363,540
  5,000,000 8.00%, 1/1/2008     5,178,100(g)
  5,000,000 7.50%, 1/1/2008     5,140,600(g)
  2,697,816 7.50%, 1/1/2002     2,761,053
  1,877,426 8.00%, 3/1/2002     1,928,473
    471,160 8.00%, 7/1/2002       483,970

--------------------------------------------------------------------------------

 PRINCIPAL AMOUNT (H)                 VALUE
-------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (CONTINUED)
 $  341,621 8.50%, 2/1/2005        $356,461
  1,920,904 7.50%, 8/1/10         1,974,920
    473,523 7.50%, 9/1/09           486,838
  9,000,000 REMIC, IO, 6.50%,
             Series 1994-
             28JC, 3/25/2023      1,591,020
  5,191,933 REMIC, IO, 7.50%,
             Series 1993-
             G34PV, 2/25/2017       704,805
    450,000 REMIC, Inv. Flt.,
             7.657%, Series
             1993-175SD,
             9/25/2008              356,175
  1,000,000 REMIC, Inv. Flt.,
             9.063%, Series
             1992-201SB,
             10/25/2022             880,700
    289,999 REMIC, Inv. Flt.,
             7.224%, Series
             1993-85SA,
             6/25/2008              219,930
  1,939,448 REMIC, Inv. Flt.,
             7.115%, Series
             1994-30S,
             6/25/2023            1,693,739
  7,440,820 REMIC, Inv. Flt.,
             IO, 2.256%,
             Series 1993-
             G36S, 2/25/2022        447,330
  7,022,674 REMIC, Inv. Flt.,
             IO, 2.256%,
             Series 1993-
             G35S, 1/25/2022        422,484
    183,577 REMIC, Inv. Flt.,
             IO, 2.106%,
             Series 1993-
             82SA, 5/25/2023          3,348
-------------------------------------------
 TOTAL FEDERAL NATIONAL MORT-
 GAGE ASSOCIATION
  (IDENTIFIED COST
 $30,975,647)                    30,532,578
-------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 - 17.7%
    743,687 8.50%, 4/15/2006-
             5/15/2007              782,269
  4,849,029 7.00%, 1/15/2008-
             12/15/2010           4,971,260
  3,709,213 GNMA II, 9.00%,
             7/20/25              3,900,460
-------------------------------------------
 TOTAL GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION
  (IDENTIFIED COST $9,624,337)    9,653,989
-------------------------------------------
 U.S. TREASURY NOTE - 9.4%
  4,750,000 8.00%, 8/15/99
             (identified cost
             $4,779,889)          5,160,733
-------------------------------------------
 TOTAL LONG-TERM OBLIGATIONS
  (IDENTIFIED COST
 $64,027,767)                    62,847,983
-------------------------------------------
 (B) REPURCHASE AGREEMENT - 2.9%
-------------------------------------------
  1,598,000 Morgan Stanley &
             Co., Inc.,
             5.75%, dated
             12/29/95, due
             1/2/96 (at
             amortized cost)      1,598,000
-------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED
 COST $65,625,767)              $64,445,983
-------------------------------------------

See Notes to Portfolios of Investments.

                                                          ---------------------
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME               December 31, 1995
SECURITIES FUND

--------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                    VALUE
--------------------------------------------------------------------------
 CORPORATE BONDS - 66.0%
--------------------------------------------------------------------------
 BANKS & SAVINGS AND LOANS - 11.5%
   $1,000,000 Bank of Montreal, 10.00%, 9/1/98                  $1,095,000
    1,000,000 Bankers Trust, 9.20%, 7/15/99                      1,100,000
    1,000,000 Barnett Banks, 8.50%, 3/1/99                       1,076,250
    1,100,000 Chase Manhattan Corp., 10.00%, 6/15/99             1,241,625
    1,000,000 Chemical NY Corp., 9.75%, 6/15/99                  1,121,250
    1,000,000 Citicorp, 9.00%, 4/15/99                           1,092,500
      500,000 Comerica Bank Notes, 9.75%, 5/1/99                   556,875
    1,000,000 Comerica Bank, Detroit, 5.95%, 9/15/97             1,007,500
    1,000,000 Dominion Bankshares, 9.625%, 6/15/99               1,112,500
    1,000,000 First Chicago, 9.875%, 7/1/99                      1,126,250
      500,000 First Fidelity Bancorp, 9.625%, 8/15/99              560,625
    1,000,000 First Security Bank Utah, 7.875%, 10/15/99         1,063,750
    1,000,000 Golden West Financial, 9.15%, 5/23/98              1,077,500
      500,000 Key Corp., 8.40%, 4/1/99                             536,875
    1,000,000 Mellon Corp., 6.30%, 6/1/2000                      1,018,750
      500,000 Sovran Financial, 9.75%, 6/15/99                     558,750
--------------------------------------------------------------------------
                                                                15,346,000
--------------------------------------------------------------------------
 BASIC INDUSTRY - 1.4%
      250,000 Alcan Aluminum Ltd., 9.70%, 10/15/96                 257,813
      500,000 duPont (E.I.) deNemours & Co., 8.65%, 12/1/97        526,875
    1,000,000 WMX Technologies,Inc., 8.25%, 11/15/99             1,082,500
--------------------------------------------------------------------------
                                                                 1,867,188
--------------------------------------------------------------------------
 CAPITAL GOODS - 1.1%
      500,000 Baker Hughes, Inc., 7.625%, 2/15/99                  522,500
    1,000,000 Deere & Co., 8.25%, 6/1/96                         1,011,250
--------------------------------------------------------------------------
                                                                 1,533,750
--------------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 8.9%
    1,000,000 American Brands, 9.00%, 6/15/99                    1,098,750
    1,000,000 American Home Products, 7.70%, 2/15/2000           1,067,500
    1,000,000 Columbia Healthcare, 6.50%, 3/15/99                1,017,500
    1,400,000 Columbia Pictures Ent., 9.875%, 2/1/98             1,498,000
    1,000,000 Dayton Hudson, 7.50%, 3/01/99                      1,043,750
      250,000 Dillard Dept Stores, Inc., 9.50%, 1/15/98            267,813
    1,120,000 Dillard Dept Stores, Inc., 8.75%, 6/15/98          1,197,000
    1,000,000 Pepsico Inc., 6.80%, 5/15/2000                     1,040,000
      500,000 Philip Morris, Inc., 6.375%, 1/15/98                 505,625
    1,000,000 Philip Morris, Inc., 7.375%, 2/15/98               1,042,500
      500,000 Scripps Howard, Inc., 7.375%, 12/15/98               521,250
    1,000,000 Super Value Stores, Inc., 8.875%, 6/15/99          1,093,750
      500,000 Wal-Mart Stores, Inc., 8.00%, 5/1/96                 504,375
--------------------------------------------------------------------------
                                                                11,897,813
--------------------------------------------------------------------------
 DIVERSIFIED INDUSTRIAL - 2.7%
      750,000 Harsco Corp., 8.75%, 5/15/96                         758,438
    1,250,000 Loews Corp., 8.50%, 4/15/98                        1,323,438
    1,500,000 Martin Marietta Corp., 8.50%, 3/1/96               1,505,625
--------------------------------------------------------------------------
                                                                 3,587,501
--------------------------------------------------------------------------
 ENERGY-OIL & GAS - 2.8%
    1,000,000 Burlington Resources, 7.15%, 5/1/99                1,041,250
    1,000,000 Elf Aquitaine, 7.75%, 5/1/99                       1,061,250
    1,500,000 Texaco, Inc., 9.00%, 11/15/97                      1,591,875
--------------------------------------------------------------------------
                                                                 3,694,375
--------------------------------------------------------------------------

-----------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                       VALUE
-----------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
-----------------------------------------------------------------------------
 FINANCE - 17.0%
   1,000,000 American Express Credit, 7.375%, 2/1/99               $1,041,250
   1,000,000 American General Finance, 6.875%, 7/1/99               1,031,250
   1,050,000 Aristar, Inc., 7.875%, 2/15/99                         1,111,688
   1,000,000 Associates Corp. N.A., 8.70%, 1/1/97                   1,031,250
   1,000,000 Avco Financial Services, Inc., 5.875%, 10/15/97        1,005,000
   1,200,000 Bear Stearns Co., 7.625%, 9/15/99                      1,260,000
   1,250,000 Bell Atlantic Financial, 6.625%, 11/30/97              1,273,438
   1,250,000 BHP U.S. Finance Corp., 7.00%, 12/1/97                 1,279,688
   1,000,000 Chrysler Financial Corp., 13.25%, 10/15/99             1,242,500
     500,000 CNA Financial, 8.875%, 3/1/98                            531,875
   1,000,000 Dean Witter Discover, 6.00%, 3/1/98                    1,006,250
     750,000 Dow Capital, B.V., 8.25%, 2/15/96                        751,875
   1,000,000 Ford Motor Credit Co., 7.75%, 10/1/99                  1,062,500
   1,000,000 General Motors Acceptance Corp., 7.00%, 3/1/2000       1,036,250
   1,000,000 Goldman Sachs, 6.875%, 9/15/99                         1,011,250
   1,000,000 Household International, 6.00%, 3/15/99                1,003,750
   1,250,000 IBM Credit Corp., 6.375%, 11/1/97                      1,265,625
   1,000,000 International Lease Finance Corp., 5.75%, 7/1/98       1,001,250
   1,000,000 Lehman Bros. Inc., 7.625%, 8/1/98                      1,033,750
     500,000 Morgan Stanley Group, 7.875%, 12/15/98                   526,250
   1,000,000 Salomon, Inc., 9.375%, 4/15/98                         1,061,250
     250,000 Transamerica Finance Corp., 6.75%, 1/15/98               254,688
   1,000,000 Xerox Credit Corp., 10.125%, 4/15/99                   1,013,750
-----------------------------------------------------------------------------
                                                                   22,836,377
-----------------------------------------------------------------------------
 FOREIGN INDUSTRIAL - 1.5%
   1,000,000 Hanson Finance (U.K.) PLC, 5.50%, 1/15/96              1,000,000
   1,000,000 Rhone Poulenc, 6.75%, 10/15/99                         1,026,250
-----------------------------------------------------------------------------
                                                                    2,026,250
-----------------------------------------------------------------------------
 FOREIGN SOVEREIGN - 3.7%
   1,000,000 Korea Development Bank, 9.25%, 6/15/98                 1,077,500
   1,000,000 Province of Ontario, Canada, 5.70%, 10/1/97            1,006,250
   1,500,000 Province of Quebec, 9.375%, 4/1/99                     1,651,875
   1,250,000 Republic of Finland, 6.75%, 11/24/97                   1,281,250
-----------------------------------------------------------------------------
                                                                    5,016,875
-----------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 5.0%
     500,000 Empire District Electric Co., 5.70%, 5/1/98              501,875
     500,000 Houston Lighting & Power Co., 6.75%, 11/1/97             505,000
   1,000,000 Iowa Electric Light & Power, 7.60%, 3/1/99             1,053,750
   1,000,000 National Rural Utilities, 8.50%, 2/15/98               1,056,250
   1,250,000 Orange & Rockland Utilities, Inc., 6.50%, 10/15/97     1,268,750
   1,000,000 Southern California Edison, 7.50%, 4/15/99             1,051,250
   1,250,000 Southern California Gas Co., 6.50%, 12/15/97           1,268,750
-----------------------------------------------------------------------------
                                                                    6,705,625
-----------------------------------------------------------------------------

 Portfolio of Investments
                                                          ---------------------
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME               (Continued)
SECURITIES FUND

---------------------------------------------------------------
PRINCIPAL AMOUNT                                          VALUE
---------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
---------------------------------------------------------------
INSURANCE - 4.6%
$1,000,000  Allstate Corp., 5.875%, 6/15/98          $1,002,500
 1,000,000  Cigna Corp., 8.00%, 9/1/96                1,014,500
 1,000,000  Continental Corp., 8.25%, 4/15/99         1,066,250
 1,000,000  Torchmark Corp., 9.625%, 5/1/98           1,077,500
 1,000,000  Travelers, Inc., 7.75%, 6/15/99           1,058,750
 1,000,000  U.S. Life Notes, 6.375%, 6/15/2000        1,005,000
---------------------------------------------------------------
                                                      6,224,500
---------------------------------------------------------------
TECHNOLOGY - 0.6%
   750,000  Becton Dickinson & Co., 8.375%, 6/1/96      758,438
---------------------------------------------------------------
                                                        758,438
---------------------------------------------------------------
TELEPHONE UTILITIES & COMMUNICATION COMPANIES - 2.5%
 1,250,000  Cincinnati Bell, Inc., 6.70%, 12/15/97    1,275,000
 1,000,000  GTE Corp., 8.85%, 3/1/98                  1,058,750
 1,000,000  MCI Communications Corp., 6.25%, 3/23/99  1,015,000
---------------------------------------------------------------
                                                      3,348,750
---------------------------------------------------------------
TRANSPORTATION - 2.7%
   765,000  Conrail Inc., 9.75%, 6/1/2000               878,794
 1,500,000  CSX Corp., 9.50%, 8/1/2000                1,721,250
 1,000,000  Union Pacific Corp., 6.25%, 3/15/99       1,010,000
---------------------------------------------------------------
                                                      3,610,044
---------------------------------------------------------------
TOTAL CORPORATE BONDS (IDENTIFIED COST,
$86,097,351)                                         88,453,486
---------------------------------------------------------------

--------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                    VALUE
--------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
--------------------------------------------------------------------------
 UNITED STATES TREASURY NOTES- 30.4%
--------------------------------------------------------------------------
  12,000,000 United States Treasury Note, 7.125%, 2/29/2000    $12,775,919
   8,000,000 United States Treasury Note, 6.875%, 2/28/97        8,148,560
   1,500,000 United States Treasury Note, 7.75%, 1/31/2000       1,629,930
  12,000,000 United States Treasury Note, 6.25%, 8/31/2000      12,416,879
   4,000,000 United States Treasury Note, 7.25%, 2/15/98         4,160,600
   1,500,000 United States Treasury Note, 6.875%, 3/30/2000      1,585,350
--------------------------------------------------------------------------
 TOTAL UNITED STATES TREASURY NOTES (IDENTIFIED COST,
  $39,213,163)                                                  40,717,238
--------------------------------------------------------------------------
 (F) COMMERCIAL PAPER - 1.8%
--------------------------------------------------------------------------
 FINANCIAL - 1.8%
   2,462,603 GE Capital Corp., 5.55%, 1/2/96
              (at amortized cost)                                2,462,603
--------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST, $127,773,117)            $131,633,327
--------------------------------------------------------------------------

See Notes to Portfolios of Investments.

 Notes to Portfolios of Investments

*Underlying rating equivalent to MIG1.
(a)Each issue shows the rate of discount at the time of purchase.
(b)The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(c)Also represents cost for federal tax purposes.
(d)Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(e)The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(f)Each issue shows the coupon rate.
(g)Indicates securities subject to dollar roll transactions with a total market value of $10,318,700.
(h)Securities with notional or nominal principal amounts show the current rate which may vary from the stated rate.

The following abbreviations are used in this portfolio:

AMBAC--American Municipal Bond Assurance Corporation ARM--Adjustable Rate Mortgage BANs--Bond Anticipation Notes BIG--Bond Investors Guaranty ETM-- Escrowed to Maturity FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance GNMA--Government National Mortgage Association GO--General Obligation IDA--Industrial Development Authority IDR--Industrial Development Revenue
                                         Inv. Flt.--Inverse Floater IO--
                                         Interest Only LOC--Letter of Credit
                                         LT--Limited Tax MBIA--Municipal Bond
                                         Investors Assurance PLC--Public
                                         Limited Company REMIC--Real Estate
                                         Mortgage Investment Conduit UT--
                                         Unlimited Tax/Utah VRDNs--Variable
                                         Rate Demand Notes Z-Bond--Accrual
                                         Bond
The categories of investments are shown as a percentage of net assets.

The following is a summary of the financial investment activity for the period ended December 31, 1995.

                              COST OF
                            INVESTMENTS   NET UNREALIZED    GROSS        GROSS
                          FOR FEDERAL TAX APPRECIATION/   UNREALIZED   UNREALIZED     TOTAL
THE MONITOR FUNDS            PURPOSES     (DEPRECIATION) APPRECIATION DEPRECIATION NET ASSETS
----------------------------------------------------------------------------------------------
Money Market Fund          $389,420,201*            --            --           --  388,051,843
Ohio Municipal Money
 Market Fund                111,726,818*            --            --           --  112,020,226
U.S. Treasury Money
 Market Fund                317,449,010*            --            --           --  316,115,124
Growth Fund                 112,610,835     35,146,656    35,404,033     (257,377) 147,198,603
Income Equity Fund          104,630,731     36,571,479    36,571,479           --  141,892,200
Ohio Tax-Free Fund           58,076,650      3,429,565     3,429,878         (313)  62,032,223
Fixed Income Securities
 Fund                       131,429,122     10,161,206    10,217,211      (56,005) 143,599,231
Mortgage Securities Fund     65,625,767     (1,179,785)    1,499,076   (2,678,861)  54,675,402
Short/Intermediate Fixed
 Income Securities Fund     127,773,117      3,860,205     3,914,112      (53,907) 133,950,519
----------------------------------------------------------------------------------------------

*At amortized cost.

(See Notes which are an integral part of the Financial Statements)

                      [This Page Intentionally Left Blank]

 Statements of Operations
YEAR ENDED DECEMBER 31, 1995
(All numbers in thousands)

                                                      THE MONITOR    THE MONITOR
                                        THE MONITOR  OHIO MUNICIPAL U.S. TREASURY
                                        MONEY MARKET  MONEY MARKET  MONEY MARKET
                                            FUND          FUND          FUND
---------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest                                 $21,473        $3,728        $18,910
 Dividends                                     --            --             --
---------------------------------------------------------------------------------
  Total income                             21,473         3,728         18,910
---------------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fee                    1,081           284            649
 Directors'/Trustees' fees                      8             2              9
 Administrative personnel and                 537           141            483
  services fee
 Custodian and recordkeeping fees and         202            53            182
  expenses
 Transfer and dividend disbursing              65            55             60
  agent fees and expenses
 Share registration costs                      41            20             25
 Auditing fees                                 14            16             19
 Legal fees                                    13             1             19
 Printing and postage                          13             9             13
 Insurance premiums                            11             5              9
 Distribution services fees                    70            44             77
 Miscellaneous                                 10             4              6
---------------------------------------------------------------------------------
  Total expenses                            2,065           634          1,551
---------------------------------------------------------------------------------
 Deduct--
 Waiver of investment advisory fees            --          (126)            --
 Reimbursement of other operating              --            --             --
  expenses by the adviser
 Waiver of distribution services fees          --            --            (46)
 Waiver of administrative personnel          (100)          (68)           (90)
  and services fees
---------------------------------------------------------------------------------
 NET EXPENSES                               1,965           440          1,415
---------------------------------------------------------------------------------
 NET INVESTMENT INCOME                     19,508         3,288         17,495
---------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
  on Investments:
 Net realized gain (loss) on                   --            --             --
  investments
 Net change in unrealized                      --            --             --
  appreciation (depreciation) of
  investments
---------------------------------------------------------------------------------
 NET GAIN ON INVESTMENTS                       --            --             --
---------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM      $19,508        $3,288        $17,495
  OPERATIONS
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Statements of Assets & Liabilities
DECEMBER 31, 1995
(All numbers in thousands except per share amounts)

                                                   THE MONITOR    THE MONITOR
                                     THE MONITOR  OHIO MUNICIPAL U.S. TREASURY
                                     MONEY MARKET  MONEY MARKET  MONEY MARKET
                                         FUND          FUND          FUND
------------------------------------------------------------------------------
 ASSETS:
 Investments at value                  $340,801      $111,727      $148,473
 Investments in repurchase               48,619            --       168,976
  agreements
 Cash                                        --             1            --
 Dividends and interest receivable          248           660           115
 Receivable for investments sold             --            --            --
 Receivable for shares sold                 337            45           120
 Deferred expenses                           --            --            --
------------------------------------------------------------------------------
  Total assets                          390,005       112,433       317,684
------------------------------------------------------------------------------
 LIABILITIES:
 Payable for investments purchased           --            --            --
 Payable for shares redeemed                 11            --            --
 Payable for dollar roll                     --            --            --
  transactions
 Income distribution payable              1,739           341         1,430
 Accrued expenses                           103            55            84
 Payable to Adviser                         100            17            55
------------------------------------------------------------------------------
  Total liabilities                       1,953           413         1,569
------------------------------------------------------------------------------
 NET ASSETS:
 Paid in capital                        388,052       112,020       316,115
 Net unrealized appreciation                 --            --            --
  (depreciation) of investments
 Accumulated net realized gain               --            --            --
  (loss) on investments
 Distributions in excess of net              --            --            --
  investment income
 Undistributed net investment                --            --            --
  income
------------------------------------------------------------------------------
  Total Net Assets                     $388,052      $112,020      $316,115
------------------------------------------------------------------------------
 NET ASSETS:
 Trust Shares                          $296,764      $ 56,551      $277,142
 Investment Shares                     $ 91,288      $ 55,469      $ 38,973
------------------------------------------------------------------------------
 NET ASSET VALUE AND REDEMPTION
  PROCEEDS PER SHARE:
 Trust Shares                             $1.00         $1.00         $1.00
 Investment Shares                        $1.00         $1.00         $1.00
------------------------------------------------------------------------------
 OFFERING PRICE PER SHARE:
 Trust Shares                             $1.00         $1.00         $1.00
 Investment Shares                        $1.00         $1.00         $1.00
------------------------------------------------------------------------------
 SHARES OUTSTANDING:
 Trust Shares                           296,764        56,551       277,142
 Investment Shares                       91,288        55,469        38,973
------------------------------------------------------------------------------
  Total shares outstanding ($0.001      388,052       112,020       316,115
   par value)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Investments, at identified cost       $389,420      $111,727      $317,449
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 *Computation of Offering price: 100/96 of net asset value.
                                 +Includes dollar roll income of
                                 $752.
**Computation of Offering price: 100/98 of net asset value.
(See Notes which are an integral part of the Financial Statements)

                                            THE MONITOR
                                THE MONITOR    FIXED    THE MONITOR    THE MONITOR
                    THE MONITOR    OHIO       INCOME     MORTGAGE   SHORT/INTERMEDIATE
        THE MONITOR   INCOME     TAX-FREE   SECURITIES  SECURITIES     FIXED INCOME
        GROWTH FUND EQUITY FUND    FUND        FUND        FUND      SECURITIES FUND
--------------------------------------------------------------------------------------
          $   497     $ 1,557     $3,387      $ 9,641    $  4,511+       $ 8,799
            2,395       4,386         --           --          --             --
--------------------------------------------------------------------------------------
            2,892       5,943      3,387        9,641       4,511          8,799
--------------------------------------------------------------------------------------
              790         765        307          672         289            660
                4           3          2            4           2              4
              196         133         92          200          85            137
               74          71         34           76         118             74
               68          30         52           64          59             31
               19          10          1           18          30             11
               17          16         13           18          17             26
                1           1          4            5           4              8
               15          11          9           15          15             13
                5           1          5           12          10              6
                9          --          6            5          11             --
                5           2          3            7          12              7
--------------------------------------------------------------------------------------
            1,203       1,043        528        1,096         652            977
--------------------------------------------------------------------------------------
               --          --         --           --        (270)            --
               --          --         --           --         (15)            --
               --          --         --           --          (5)            --
              (68)         --        (46)         (65)        (75)            --
--------------------------------------------------------------------------------------
            1,135       1,043        482        1,031         287            977
--------------------------------------------------------------------------------------
            1,757       4,900      2,905        8,610       4,224          7,822
--------------------------------------------------------------------------------------
           13,943         323        (10)        (420)    (10,894)          (257)
           19,016      27,588      3,665       13,787      22,343          8,241
--------------------------------------------------------------------------------------
           32,959      27,911      3,655       13,367      11,449          7,984
--------------------------------------------------------------------------------------
          $34,716     $32,811     $6,560      $21,977    $ 15,673        $15,806
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------


                                            THE MONITOR
                                THE MONITOR    FIXED     THE MONITOR     THE MONITOR
                    THE MONITOR    OHIO       INCOME      MORTGAGE    SHORT/INTERMEDIATE
        THE MONITOR   INCOME     TAX-FREE   SECURITIES   SECURITIES      FIXED INCOME
        GROWTH FUND EQUITY FUND    FUND        FUND         FUND       SECURITIES FUND
----------------------------------------------------------------------------------------
         $147,757    $141,202     $61,506    $141,590     $ 62,848         $131,633
               --          --          --          --        1,598               --
               --          --         118          --            1               --
              287          --         478       2,264          524            2,461
               --         776          --          --           44               67
               71          61          --          38           --               --
               --          --          --          --           10               --
----------------------------------------------------------------------------------------
          148,115     142,039      62,102     143,892       65,025          134,161
----------------------------------------------------------------------------------------
               --          15          --          --           --               --
              747          --           1         157           48              105
               --          --          --          --       10,250               --
               --          --          --          --           --               --
               94          60          43          76           52               49
               76          72          26          60           --               56
----------------------------------------------------------------------------------------
              917         147          70         293       10,350              210
----------------------------------------------------------------------------------------
          112,033     105,264      58,579     135,567       78,101          130,413
           35,146      36,571       3,429      10,161       (1,180)           3,860
               --          33         (10)     (2,221)     (21,884)            (457)
               --          --          --          --         (362)              --
               19          24          34          92           --              135
----------------------------------------------------------------------------------------
         $147,198    $141,892     $62,032    $143,599     $ 54,675         $133,951
----------------------------------------------------------------------------------------
         $143,421    $141,892     $59,869    $141,423     $ 52,667         $133,951
         $  3,777          --     $ 2,163    $  2,176     $  2,008               --
----------------------------------------------------------------------------------------
           $30.81      $27.25      $21.77      $21.78        $8.09           $20.35
           $30.81          --      $21.77      $21.78        $8.12               --
----------------------------------------------------------------------------------------
           $30.81      $27.25      $21.77      $21.78        $8.09           $20.35
           $32.09*         --      $22.21**    $22.22**      $8.29**             --
----------------------------------------------------------------------------------------
            4,654       5,207       2,750       6,494        6,510            6,583
              123          --          99         100          247               --
----------------------------------------------------------------------------------------
            4,777       5,207       2,849       6,594        6,757            6,583
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
         $112,611    $104,631     $58,077    $131,429     $ 65,626         $127,773
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

 Statements of Changes In Net Assets
(All numbers in thousands)

                                                                         THE
                                                     THE               MONITOR
                                 THE            MONITOR OHIO        U.S. TREASURY            THE
                            MONITOR MONEY      MUNICIPAL MONEY      MONEY MARKET       MONITOR GROWTH
                            MARKET FUND          MARKET FUND            FUND                FUND
                            YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                           ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                          DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
                            1995      1994      1995      1994      1995      1994      1995      1994
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
OPERATIONS--
Net investment income     $ 19,508  $ 12,722  $  3,288  $  1,608  $ 17,495  $  9,290  $  1,757  $  1,632
Net realized gain (loss)
 on investment
 transactions                --        --        --        --        --        --       13,943       289
Net change in unrealized
 appreciation
 (depreciation) of
 investments                 --        --        --        --        --        --       19,016       381
---------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                19,508    12,722     3,288     1,608    17,495     9,290    34,716     2,302
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM--
Net investment income:
 Trust Shares              (15,778)  (11,713)   (1,796)     (882)  (15,870)   (9,022)   (1,727)   (1,568)
 Investment Shares          (3,730)   (1,009)   (1,492)     (726)   (1,625)     (268)      (39)      (42)
Net realized gain on
 investments:
 Trust Shares                --        --        --        --        --        --      (13,595)     (280)
 Investment Shares           --        --        --        --        --        --         (348)       (9)
Distributions in excess
 of
 net investment income:
 Trust Shares                --        --        --        --        --        --        --        --
 Investment Shares           --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------
 Change in net assets
  from distributions
  to shareholders          (19,508)  (12,722)   (3,288)   (1,608)  (17,495)   (9,290)  (15,709)   (1,899)
---------------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL)
 TRANSACTIONS--
Proceeds from sale of
 shares                    768,319   655,673   205,658   160,243   908,100   569,508    25,574    19,171
Net asset value of
 shares issued to
 shareholders in payment
 of
 distributions declared      2,744       950       391       197     1,044       231    10,058       592
Cost of shares redeemed   (712,445) (686,049) (170,787) (144,135) (869,957) (524,882)  (14,116)  (27,028)
---------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  share transactions        58,618   (29,426)   35,262    16,305    39,187    44,857    21,516    (7,265)
---------------------------------------------------------------------------------------------------------
 Change in net assets       58,618   (29,426)   35,262    16,305    39,187    44,857    40,523    (6,862)
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period        329,434   358,860    76,758    60,453   276,928   232,071   106,675   113,537
---------------------------------------------------------------------------------------------------------
End of period             $388,052  $329,434  $112,020  $ 76,758  $316,115  $276,928  $147,198  $106,675
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Undistributed net
 investment income
 included in net assets
 at end of period            --        --        --        --        --        --     $     19  $     28
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                                                                                                THE
                                                       THE                                    MONITOR
               THE                 THE            MONITOR FIXED            THE          SHORT/INTERMEDIATE
         MONITOR INCOME       MONITOR OHIO      INCOME SECURITIES   MONITOR MORTGAGE       FIXED INCOME
           EQUITY FUND        TAX-FREE FUND           FUND           SECURITIES FUND      SECURITIES FUND
          YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
         ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED
        DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,
          1995      1994      1995      1994      1995      1994      1995      1994      1995       1994
-------------------------------------------------------------------------------------------------------------


        $  4,900  $  4,915  $ 2,905   $ 2,803   $  8,610  $  7,244  $ 4,224   $ 8,618   $   7,822  $   7,305

             323      (290)     (10)     --         (420)   (1,801) (10,894)  (10,599)       (257)      (200)

          27,588    (7,216)   3,665    (4,412)    13,787   (10,947)  22,343   (21,638)      8,241     (8,318)
-------------------------------------------------------------------------------------------------------------

          32,811    (2,591)   6,560    (1,609)    21,977    (5,504)  15,673   (23,619)     15,806     (1,213)
-------------------------------------------------------------------------------------------------------------


          (5,021)   (4,805)  (2,802)   (2,670)    (8,491)   (7,377)  (4,153)   (8,326)     (7,803)    (7,912)
           --        --        (101)     (115)      (126)     (143)    (157)     (718)     --         --
           --        --        --        --        --        --        --        --        --         --
           --        --        --        --        --        --        --        --        --         --
           --        --        --        --        --        --        (348)      (58)     --         --
           --        --        --        --        --        --         (14)       (4)     --         --
-------------------------------------------------------------------------------------------------------------

          (5,021)   (4,805)  (2,903)   (2,785)    (8,617)   (7,520)  (4,672)   (9,106)     (7,803)    (7,912)
-------------------------------------------------------------------------------------------------------------

          11,621    13,781   10,263    17,971     21,336    31,386    1,086     8,288      20,923     34,446


           1,669     1,580      204       216      3,426     3,143      552     3,682       3,294      3,221
         (14,587)  (28,184) (10,868)  (17,396)   (15,598)  (15,096) (16,387)  (19,816)    (23,381)   (27,327)
-------------------------------------------------------------------------------------------------------------

          (1,297)  (12,823)    (401)      791      9,164    19,433  (14,749)   (7,846)        836     10,340
-------------------------------------------------------------------------------------------------------------
          26,493   (20,219)   3,256    (3,603)    22,524     6,409   (3,748)  (40,571)      8,839      1,215
-------------------------------------------------------------------------------------------------------------
         115,399   135,618   58,776    62,379    121,075   114,666   58,423    98,994     125,112    123,897
-------------------------------------------------------------------------------------------------------------
        $141,892  $115,399  $62,032   $58,776   $143,599  $121,075  $54,675   $58,423    $133,951   $125,112
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

        $     24  $    145  $    34   $    32   $     92  $     99     --        --     $     135  $     116
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

 Statement of Cash Flows
YEAR ENDED DECEMBER 31, 1995
(All numbers in thousands)

                                                          THE
                                                        MONITOR
                                                        MORTGAGE
                                                       SECURITIES
                                                          FUND
-----------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income received                              $  4,425
Payment of operating expenses                               (252)
Proceeds from sales and maturities of investments        165,872
Purchases of investments                                (142,164)
Net purchases of short-term investments                    1,169
-----------------------------------------------------------------
 Cash provided by operating activities                    29,050
-----------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from Fund share activity                    (15,457)
Decrease on payable for dollar roll transactions          (9,473)
Distributions paid                                        (4,120)
-----------------------------------------------------------------
 Cash used by financing activities                       (29,050)
-----------------------------------------------------------------
 Net change in cash                                            0
 Cash at beginning of period                                   1
-----------------------------------------------------------------
 Cash at end of period                                         1
-----------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
 OPERATIONS TO CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations      15,673
Net decrease in investments                               13,451
Increase in interest receivable                              (74)
Decrease in receivable for investments sold                5,005
Decrease in deferred expenses                                 25
Decrease in payable for investments purchased             (5,027)
Decrease in accrued expenses                                  (3)
-----------------------------------------------------------------
 Cash provided by operating activities                  $ 29,050
-----------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                      [This Page Intentionally Left Blank]

 Financial Highlights
MONEY MARKET FUNDS
(For a share outstanding throughout each period)

                                     DISTRIBUTIONS TO
                NET ASSET              SHAREHOLDERS   NET ASSET
                 VALUE,      NET         FROM NET      VALUE,
 YEAR ENDED     BEGINNING INVESTMENT    INVESTMENT     END OF     TOTAL
 DECEMBER 31,   OF PERIOD   INCOME        INCOME       PERIOD   RETURN(F)
 ------------------------------------------------------------------------
 TRUST SHARES
 THE MONITOR MONEY
  MARKET FUND
 1987(a)          $1.00      0.04         (0.04)        $1.00     3.38%
 1988             $1.00      0.07         (0.07)        $1.00     7.45%
 1989             $1.00      0.09         (0.09)        $1.00     9.13%
 1990             $1.00      0.08         (0.08)        $1.00     8.10%
 1991             $1.00      0.06         (0.06)        $1.00     5.85%
 1992             $1.00      0.03         (0.03)        $1.00     3.44%
 1993             $1.00      0.03         (0.03)        $1.00     2.74%
 1994             $1.00      0.04         (0.04)        $1.00     3.86%
 1995             $1.00      0.05         (0.05)        $1.00     5.58%
 THE MONITOR OHIO MUNICIPAL MONEY
  MARKET FUND
 1987(b)          $1.00      0.02         (0.02)        $1.00     2.14%
 1988             $1.00      0.05         (0.05)        $1.00     4.89%
 1989             $1.00      0.06         (0.06)        $1.00     6.01%
 1990             $1.00      0.05         (0.05)        $1.00     5.43%
 1991             $1.00      0.04         (0.04)        $1.00     4.07%
 1992             $1.00      0.03         (0.03)        $1.00     2.61%
 1993             $1.00      0.02         (0.02)        $1.00     2.08%
 1994             $1.00      0.02         (0.02)        $1.00     2.41%
 1995             $1.00      0.04         (0.04)        $1.00     3.57%
 THE MONITOR U.S. TREASURY MONEY
  MARKET FUND
 1989(c)          $1.00      0.02         (0.02)        $1.00     1.37%
 1990             $1.00      0.07         (0.07)        $1.00     7.97%
 1991             $1.00      0.05         (0.05)        $1.00     5.66%
 1992             $1.00      0.03         (0.03)        $1.00     3.43%
 1993             $1.00      0.03         (0.03)        $1.00     2.77%
 1994             $1.00      0.04         (0.04)        $1.00     3.79%
 1995             $1.00      0.05         (0.05)        $1.00     5.53%
 INVESTMENT SHARES
 THE MONITOR MONEY
  MARKET FUND
 1991(d)          $1.00      0.04         (0.04)        $1.00     3.56%
 1992             $1.00      0.03         (0.03)        $1.00     3.34%
 1993             $1.00      0.03         (0.03)        $1.00     2.63%
 1994             $1.00      0.04         (0.04)        $1.00     3.76%
 1995             $1.00      0.05         (0.05)        $1.00     5.48%
 THE MONITOR OHIO MUNICIPAL MONEY
  MARKET FUND
 1991(d)          $1.00      0.03         (0.03)        $1.00     2.51%
 1992             $1.00      0.03         (0.03)        $1.00     2.51%
 1993             $1.00      0.02         (0.02)        $1.00     1.98%
 1994             $1.00      0.02         (0.02)        $1.00     2.31%
 1995             $1.00      0.03         (0.03)        $1.00     3.47%
 THE MONITOR U.S. TREASURY MONEY
  MARKET FUND
 1993(e)          $1.00      0.01         (0.01)        $1.00     0.54%
 1994             $1.00      0.04         (0.04)        $1.00     3.68%
 1995             $1.00      0.05         (0.05)        $1.00     5.43%
 ------------------------------------------------------------------------

 (a)Reflects operations for the period from June 11, 1987 (date of initial public investment) to December 31, 1987.

 (b)Reflects operations for the period from June 10, 1987 (date of initial public investment) to December 31, 1987.

 (c)Reflects operations for the period from October 2, 1989 (date of initial public investment) to December 31, 1989.

 (d)Reflects operations for the period from May 1, 1991 (effective date of Investment Shares) to December 31, 1991.

 (e)Reflects operations for the period from October 19, 1993 (date of initial public investment) to December 31, 1993.

 (f)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (g)Computed on an annualized basis.

 (h)This voluntary expense decrease is reflected in both the expense and net investment income ratios.

 (See Notes which are an integral part of the Financial Statements)

              RATIO TO AVERAGE NET ASSETS
  --------------------------------------------------------------
                       NET                         EXPENSE                     NET ASSETS,
                    INVESTMENT                WAIVER/REDUCTION/               END OF PERIOD
  EXPENSES            INCOME                  REIMBURSEMENT(H)                (000 OMITTED)
 ------------------------------------------------------------------------------------------
  0.49%(g)             6.76%(g)                      --                         $303,798
  0.45%                7.24%                         --                         $295,414
  0.50%                8.75%                         --                         $327,419
  0.47%                7.79%                         --                         $313,436
  0.50%                5.74%                         --                         $335,751
  0.50%                3.38%                         --                         $291,818
  0.51%                2.70%                        0.02%                       $337,276
  0.51%                3.75%                        0.02%                       $287,805
  0.53%                5.44%                        0.03%                       $296,764
  0.50%(g)             4.33%(g)                      --                         $ 72,001
  0.52%                4.76%                         --                         $ 70,370
  0.52%                5.85%                         --                         $ 71,527
  0.60%                5.33%                         --                         $ 72,105
  0.58%                4.00%                        0.02%                       $ 54,873
  0.49%                2.60%                        0.14%                       $ 48,893
  0.45%                2.07%                        0.20%                       $ 40,141
  0.45%                2.40%                        0.19%                       $ 39,624
  0.42%                3.52%                        0.20%                       $ 56,551
  0.38%(g)             7.58%(g)                     0.05%(g)                    $ 62,499
  0.44%                7.68%                         --                         $149,066
  0.44%                5.52%                         --                         $130,302
  0.41%                3.34%                         --                         $146,453
  0.40%                2.74%                        0.01%                       $231,123
  0.42%                3.76%                        0.02%                       $256,538
  0.43%                5.40%                        0.03%                       $277,142
  0.60%(g)             5.08%(g)                      --                         $ 17,936
  0.60%                3.26%                         --                         $ 19,962
  0.61%                2.60%                        0.02%                       $ 21,583
  0.61%                3.85%                        0.02%                       $ 41,629
  0.63%                5.30%                        0.03%                       $ 91,288
  0.67%(g)             3.69%(g)                     0.02%(g)                    $    425
  0.59%                2.35%                        0.14%                       $  2,452
  0.55%                1.88%                        0.20%                       $ 20,312
  0.55%                2.30%                        0.19%                       $ 37,134
  0.52%                3.42%                        0.20%                       $ 55,469
  0.50%(g)             2.65%(g)                     0.16%(g)                    $    948
  0.52%                3.66%                        0.17%                       $ 20,390
  0.53%                5.28%                        0.18%                       $ 38,973
 ------------------------------------------------------------------------------------------

 Financial Highlights
EQUITY FUNDS
(For a share outstanding throughout each period)

                                                                              DISTRIBUTIONS TO
                                                             DISTRIBUTIONS TO   SHAREHOLDERS   DISTRIBUTIONS
              NET ASSET             NET REALIZED               SHAREHOLDERS       FROM NET       IN EXCESS
               VALUE,      NET     AND UNREALIZED TOTAL FROM     FROM NET      REALIZED GAIN      OF NET
 YEAR ENDED   BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT    INVESTMENT
DECEMBER 31,  OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS     INCOME(C)
------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR GROWTH FUND
1989(a)        $20.00      0.33         0.59         0.92         (0.31)             --             --
1990           $20.61      0.50        (0.47)        0.03         (0.51)             --             --
1991           $20.13      0.53         4.74         5.27         (0.54)           (0.06)          (0.02)
1992           $24.78      0.56         1.36         1.92         (0.55)           (0.39)           --
1993           $25.76      0.46         0.44         0.90         (0.47)           (0.02)           --
1994           $26.17      0.39         0.21         0.60         (0.40)           (0.07)           --
1995           $26.30      0.43         7.62         8.05         (0.43)           (3.11)           --
THE MONITOR INCOME EQUITY FUND
1989(a)        $20.00      0.50         0.17         0.67         (0.42)             --             --
1990           $20.25      0.80        (2.57)       (1.77)        (0.88)             --             --
1991           $17.60      0.71         3.31         4.02         (0.72)             --             --
1992           $20.90      0.75         0.79         1.54         (0.74)             --             --
1993           $21.70      0.74         1.57         2.31         (0.74)           (0.06)           --
1994           $23.21      0.88        (1.29)       (0.41)        (0.87)             --             --
1995           $21.93      0.94         5.34         6.28         (0.96)             --             --
INVESTMENT SHARES
THE MONITOR GROWTH FUND
1991(b)        $22.79      0.33         2.07         2.40         (0.33)           (0.06)          (0.02)
1992           $24.78      0.49         1.36         1.85         (0.48)           (0.39)           --
1993           $25.76      0.40         0.43         0.83         (0.41)           (0.02)           --
1994           $26.16      0.33         0.22         0.55         (0.33)           (0.07)           --
1995           $26.31      0.35         7.61         7.96         (0.35)           (3.11)           --
------------------------------------------------------------------------------------------------------------

(a)Reflects operations for the period from July 3, 1989 (date of initial public investment) to December 31, 1989.

(b)Reflects operations for the period from May 1, 1991 (effective date of Investment Shares) to December 31, 1991.

(c) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(d)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(e)This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(f)Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

                                        RATIO TO AVERAGE NET ASSETS
               NET ASSET           ----------------------------------------
                VALUE,                           NET           EXPENSE       NET ASSETS,  PORTFOLIO
    TOTAL       END OF     TOTAL              INVESTMENT  WAIVER/REDUCTION/ END OF PERIOD TURNOVER
DISTRIBUTIONS   PERIOD   RETURN(D) EXPENSES     INCOME    REIMBURSEMENT(E)  (000 OMITTED)   RATE
---------------------------------------------------------------------------------------------------
   (0.31)       $20.61      4.63%    0.95%(f)    3.24%(f)        --           $ 24,245        14%
   (0.51)       $20.13      0.16%    1.00%       2.58%           --           $ 36,253        18%
   (0.62)       $24.78     26.47%    0.93%       2.33%          0.02%         $ 71,451        13%
   (0.94)       $25.76      7.88%    0.91%       2.25%          0.01%         $ 90,096        36%
   (0.49)       $26.17      3.53%    0.84%       1.79%          0.04%         $109,576        29%
   (0.47)       $26.30      2.28%    0.88%       1.52%          0.04%         $103,463        42%
   (3.54)       $30.81     30.75%    0.86%       1.34%          0.05%         $143,421        37%
   (0.42)       $20.25      3.39%    0.92%(f)    5.13%(f)        --           $ 35,215        29%
   (0.88)       $17.60     (8.86%)   0.94%       4.43%           --           $ 45,468        66%
   (0.72)       $20.90     23.20%    0.93%       3.67%           --           $ 79,908        25%
   (0.74)       $21.70      7.49%    0.85%       3.53%          0.01%         $ 95,182        22%
   (0.80)       $23.21     10.85%    0.82%       3.29%           --           $135,618        10%
   (0.87)       $21.93     (1.82%)   0.84%       3.91%           --           $115,399        50%
   (0.96)       $27.25     29.26%    0.82%       3.85%           --           $141,892        17%
   (0.41)       $24.78      9.20%    1.24%(f)    1.88%(f)       0.02%(f)      $  1,078        13%
   (0.87)       $25.76      7.57%    1.16%       2.03%          0.01%         $  3,637        36%
   (0.43)       $26.16      3.25%    1.10%       1.54%          0.04%         $  3,961        29%
   (0.40)       $26.31      2.08%    1.13%       1.27%          0.04%         $  3,212        42%
   (3.46)       $30.81     30.40%    1.11%       1.08%          0.05%         $  3,777        37%
---------------------------------------------------------------------------------------------------

 Financial Highlights
INCOME FUNDS
(For a share outstanding throughout each period)

                                                                              DISTRIBUTIONS TO
                                                             DISTRIBUTIONS TO   SHAREHOLDERS   DISTRIBUTIONS
              NET ASSET             NET REALIZED               SHAREHOLDERS       FROM NET       IN EXCESS
               VALUE,      NET     AND UNREALIZED TOTAL FROM     FROM NET      REALIZED GAIN      OF NET
 YEAR ENDED   BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT    INVESTMENT
DECEMBER 31,  OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS     INCOME(E)
------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR OHIO TAX-FREE FUND
1988(a)        $20.00      0.22        (0.05)        0.17         (0.22)              --              --
1989           $19.95      1.20         0.23         1.43         (1.15)              --              --
1990           $20.23      1.11         0.12         1.23         (1.15)              --              --
1991           $20.31      1.05         0.74         1.79         (1.05)              --              --
1992           $21.05      0.98         0.26         1.24         (0.98)              --              --
1993           $21.31      0.96         0.73         1.69         (0.96)              --              --
1994           $22.04      0.99        (1.55)       (0.56)        (0.98)              --              --
1995           $20.50      1.01         1.27         2.28         (1.01)              --              --
THE MONITOR FIXED INCOME
SECURITIES FUND
1989(b)        $20.00      0.60         0.02         0.62         (0.60)              --              --
1990           $20.02      1.44        (0.03)        1.41         (1.48)              --              --
1991           $19.95      1.43         1.65         3.08         (1.35)           (0.10)             --
1992           $21.58      1.37        (0.02)        1.35         (1.47)           (0.12)          (0.02)
1993           $21.32      1.28         0.88         2.16         (1.39)           (0.06)             --
1994           $22.03      1.28        (2.28)       (1.00)        (1.34)              --              --
1995           $19.69      1.34         2.09         3.43         (1.34)              --              --
THE MONITOR MORTGAGE SECURITIES
FUND
1992(c)(i)     $10.00      0.63         0.29         0.92         (0.61)           (0.04)             --
1993(i)        $10.27      1.50        (0.28)        1.22         (1.46)           (0.10)             --
1994(i)        $ 9.93      0.89        (3.19)       (2.30)        (0.93)              --           (0.01)
1995(i)        $ 6.69      0.55         1.46         2.01         (0.55)              --           (0.06)
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME
SECURITIES FUND
1989(b)        $20.00      0.72         0.05         0.77         (0.66)              --              --
1990           $20.11      1.50         0.10         1.60         (1.54)              --              --
1991           $20.17      1.49         1.14         2.63         (1.51)           (0.11)          (0.03)
1992           $21.15      1.36        (0.09)        1.27         (1.36)           (0.32)          (0.11)
1993           $20.63      1.19         0.31         1.50         (1.31)           (0.25)             --
1994           $20.57      1.13        (1.33)       (0.20)        (1.23)              --              --
1995           $19.14      1.18         1.21         2.39         (1.18)              --              --
INVESTMENT SHARES
THE MONITOR OHIO TAX-FREE FUND
1991(d)        $20.56      0.67         0.51         1.18         (0.69)              --              --
1992           $21.05      0.93         0.26         1.19         (0.93)              --              --
1993           $21.31      0.90         0.73         1.63         (0.90)              --              --
1994           $22.04      0.94        (1.56)       (0.62)        (0.92)              --              --
1995           $20.50      0.96         1.27         2.23         (0.96)              --              --
THE MONITOR FIXED INCOME
SECURITIES FUND
1991(d)        $20.17      0.91         1.47         2.38         (0.87)           (0.10)             --
1992           $21.58      1.33        (0.04)        1.29         (1.37)           (0.12)          (0.06)
1993           $21.32      1.19         0.92         2.11         (1.33)           (0.06)             --
1994           $22.04      1.23        (2.29)       (1.06)        (1.28)              --              --
1995           $19.70      1.29         2.09         3.38         (1.30)              --              --
THE MONITOR MORTGAGE SECURITIES
FUND
1992(c)(i)     $10.00      0.62         0.28         0.90         (0.60)           (0.03)             --
1993(i)        $10.27      1.47        (0.27)        1.20         (1.43)           (0.10)             --
1994(i)        $ 9.94      0.87        (3.19)       (2.32)        (0.91)              --           (0.01)
1995(i)        $ 6.70      0.55         1.46         2.01         (0.55)              --           (0.04)
------------------------------------------------------------------------------------------------------------

(a)Reflects operations for the period from October 18, 1988 (date of initial public investment) to December 31, 1988.

(b)Reflects operations for the period from July 3, 1989 (date of initial public investment) to December 31, 1989.

(c)Reflects operations for the period from June 2, 1992 (date of initial public investment) to December 31, 1992.

(d)Reflects operations for the period from May 1, 1991 (effective date of Investment Shares) to December 31, 1991.

(e) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

(f)Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(g)This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(h)Computed on an annualized basis.

(i) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)

                                           RATIOS TO AVERAGE NET ASSETS
                                       ----------------------------------------
                  NET ASSET                                                     NET ASSETS,
                   VALUE,                            NET       EXPENSE WAIVER/    END OF    PORTFOLIO
      TOTAL        END OF     TOTAL               INVESTMENT      REDUCTION/    PERIOD (000 TURNOVER
  DISTRIBUTIONS    PERIOD   RETURN(F)  EXPENSES     INCOME     REIMBURSEMENT(G)  OMITTED)     RATE
-----------------------------------------------------------------------------------------------------
      (0.22)       $19.95      0.59%     0.88%(h)    5.42%(h)          --        $ 15,724       76%
      (1.15)       $20.23      7.37%     0.87%       5.88%             --        $ 28,040       86%
      (1.15)       $20.31      6.28%     0.91%       5.59%             --        $ 29,886        5%
      (1.05)       $21.05      9.06%     0.90%       5.13%             --        $ 38,112       13%
      (0.98)       $21.31      6.04%     0.91%       4.62%             --        $ 47,557        3%
      (0.96)       $22.04      8.08%     0.82%       4.39%           0.04%       $ 59,541        2%
      (0.98)       $20.50     (2.57%)    0.77%       4.68%           0.04%       $ 56,469       12%
      (1.01)       $21.77     11.35%     0.78%       4.74%           0.08%       $ 59,869       13%
      (0.60)       $20.02      3.14%     0.88%(h)    7.14%(h)          --        $ 26,502       19%
      (1.48)       $19.95      7.49%     0.82%       7.56%             --        $ 38,131        7%
      (1.45)       $21.58     16.13%     0.90%       7.12%             --        $ 54,525       21%
      (1.61)       $21.32      6.54%     0.83%       6.49%             --        $ 87,107       15%
      (1.45)       $22.03     10.32%     0.74%       5.87%           0.04%       $112,103        7%
      (1.34)       $19.69     (4.62%)    0.75%       6.26%           0.04%       $119,117       23%
      (1.34)       $21.78     17.95%     0.77%       6.41%           0.05%       $141,423       20%
      (0.65)       $10.27      9.12%     0.58%(h)   10.60%(h)        0.19%(h)    $ 90,677       50%
      (1.56)       $ 9.93     12.10%     0.78%      14.20%           0.04%       $ 90,461      154%
      (0.94)       $ 6.69    (24.59%)    0.88%      11.16%           0.12%       $ 54,164       91%
      (0.61)       $ 8.09     31.10%     0.49%       7.29%           0.63%       $ 52,667      194%
      (0.66)       $20.11      3.91%     0.76%(h)    7.54%(h)          --        $ 84,702       24%
      (1.54)       $20.17      8.34%     0.74%       7.59%             --        $104,218       20%
      (1.65)       $21.15     13.62%     0.78%       7.23%             --        $101,519       50%
      (1.79)       $20.63      6.25%     0.74%       6.44%             --        $123,400       41%
      (1.56)       $20.57      7.43%     0.71%       5.70%             --        $123,897       24%
      (1.23)       $19.14     (0.98%)    0.72%       5.76%             --        $125,112       38%
      (1.18)       $20.35     12.81%     0.74%       5.93%             --        $133,951       40%
      (0.69)       $21.05      5.78%     1.18%(h)    4.74%(h)          --        $    486       13%
      (0.93)       $21.31      5.76%     1.16%       4.36%             --        $  1,339        3%
      (0.90)       $22.04      7.78%     1.07%       4.13%           0.04%       $  2,838        2%
      (0.92)       $20.50     (2.83%)    1.02%       4.43%           0.04%       $  2,307       12%
      (0.96)       $21.77     11.10%     1.03%       4.49%           0.08%       $  2,163       13%
      (0.97)       $21.58     12.12%     1.19%(h)    6.68%(h)          --        $    135       21%
      (1.55)       $21.32      6.25%     1.08%       6.16%             --        $    845       15%
      (1.39)       $22.04     10.07%     0.99%       5.61%           0.04%       $  2,563        7%
      (1.28)       $19.70     (4.88%)    1.00%       6.01%           0.04%       $  1,958       23%
      (1.30)       $21.78     17.63%     1.02%       6.17%           0.05%       $  2,176       20%
      (0.63)       $10.27      8.97%     0.83%(h)   10.35%(h)        0.44%(h)    $  4,742       50%
      (1.53)       $ 9.94     11.94%     1.03%      13.95%           0.29%       $  8,533      154%
      (0.92)       $ 6.70    (24.72%)    1.13%      10.91%           0.37%       $  4,259       91%
      (0.59)       $ 8.12     31.13%     0.76%       7.40%           0.73%       $  2,008      194%
-----------------------------------------------------------------------------------------------------

 Combined Notes to Financial Statements
DECEMBER 31, 1995

(1) ORGANIZATION

The Monitor Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven diversified and two non-diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"). The following Funds comprise the Trust:

 The Monitor Money Market Fund ("Money Market") The Monitor Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")* The Monitor U.S. Treasury Money Market Fund ("U.S. Treasury Money Market") The Monitor Growth Fund ("Growth") The Monitor Income Equity Fund ("Income Equity") The Monitor Ohio Tax-Free Fund ("Ohio Tax-Free")* The Monitor Fixed Income Securities Fund ("Fixed Income") The Monitor Mortgage Securities Fund
  ("Mortgage Securities") The Monitor Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income") *non-diversified portfolio

Money Market, Ohio Municipal Money Market, U.S. Treasury Money Market, Growth, Ohio Tax-Free, Fixed Income, and Mortgage Securities each offer two classes of shares ("Trust Shares" and "Investment Shares"). Investment Shares are identical in all respects to Trust Shares, except that Investment Shares are sold pursuant to distribution plans (the "Plans") adopted in accordance with Rule 12b-1 under the Act. The objectives of the Funds can be found in the current prospectus.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund and to the class in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Financial Statements. The actual results could differ from those estimates.


A. INVESTMENT VALUATIONS

The Board of Trustees (the "Trustees") has determined that the best method currently available for valuing portfolio securities of the money market funds (Money Market, Ohio Municipal Money Market and U.S. Treasury Money Market) is amortized cost. The Trust's use of the amortized cost method to value the money market funds' portfolio securities is conditioned on their compliance with Rule 2a-7 under the Act.

Equity securities held by the Growth and Income Equity which are listed on the New York Stock Exchange or other national securities exchanges are valued at the last sale price or, if there has been no sale on that day, at the mean between bid and asked prices. Unlisted equity securities are valued at the latest bid prices. Bonds and other fixed income securities held by all the Funds (other than the Mortgage Securities) which may trade on a national securities exchange and/or over the counter are valued at the last sale price on that day, if available; otherwise, they are valued by an independent pricing service that takes into consideration yield, stability, risk, credit quality, coupon, maturity, type of issue, trading characteristics, special circumstances of security or trading market, and any other factors or market data the independent pricing service deems relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

U.S. Government obligations held by the Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Portfolio securities for which market quotations are not readily available are valued on the basis of quotations provided by dealers in such securities.

Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). For stripped mortgage backed securities, Mortgage Securities uses the constant yield method for income recognition purposes.

The amount shown in the financial statements of Mortgage Securities for net investment income for the year ended December 31, 1995, differed from those determined for tax purposes because of certain book and tax timing differences. This resulted in distributions to shareholders in excess of net investment income for book purposes. These distributions did not represent a return of capital for federal income tax purposes for the year ended December 31, 1995.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the tax nature of distributions. As of December 31, 1995, $147,819 has been reclassified in the Mortgage Securities Fund from distributions in excess of net investment income to accumulated net realized loss. Net investment income, net realized loss, and net assets were not affected by this change.

D. FEDERAL TAXES

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At December 31, 1995, Ohio Tax Free, Income Equity, Fixed Income, Mortgage Securities, and Short/Intermediate Fixed Income, for federal tax purposes, had capital loss carryforwards, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

                                     1994          1995
                                 CARRYFORWARDS CARRYFORWARDS
                                 TO EXPIRE IN  TO EXPIRE IN
                                     2002          2003
------------------------------------------------------------
Ohio Tax-Free                     $       --    $    9,784
Fixed Income                       1,801,318       420,034
Mortgage Securities               10,747,726    10,945,577
Short/Intermediate Fixed Income      200,081       256,995
------------------------------------------------------------

Additionally, net capital losses of $210,092 attributable to security transactions of the Mortgage Securities incurred after October 31, 1995, were treated as arising on January 1, 1996, the first day of the Fund's taxable year.

E. DEFERRED EXPENSES

The costs incurred by Mortgage Securities with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

G. DOLLAR ROLL TRANSACTIONS

Mortgage Securities enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar securities (same type, coupon and maturity) at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments which may enhance the Fund's current yield and total return.

H. OTHER

Investment transactions are accounted for on the trade date.

I. STATEMENT OF CASH FLOWS

A Statement of Cash Flows is presented for Mortgage Securities due to its participation in dollar roll transactions, which are considered to be financing transactions. This statement presents information on all financial transactions which have been settled through the receipt or disbursement of cash. The cash amount shown in the Statement of Cash
Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at December 31, 1995.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) of all the Funds which may be divided into two or more classes of shares. Transactions in Fund shares were as follows:

                                                    OHIO MUNICIPAL       U.S. TREASURY
(ALL NUMBERS IN THOUSANDS)       MONEY MARKET        MONEY MARKET        MONEY MARKET
------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                               DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
                                 1995      1994      1995      1994      1995      1994
                               --------  --------  --------  --------  --------  --------
TRUST SHARES (AT $1.00 PER
SHARE):
Shares sold                     570,950   593,566   113,680   70,571    837,829   535,341
Shares issued to                     33        23         2        5         21        16
shareholders in payment
of distributions
declared
Shares redeemed                (562,024) (643,060)  (96,755) (71,095)  (817,246) (509,942)
------------------------------------------------------------------------------------------
Net change resulting              8,959   (49,471)   16,927     (519)    20,604    25,415
from Trust share
transactions
------------------------------------------------------------------------------------------
INVESTMENT SHARES (AT
$1.00 PER SHARE):
Shares sold                     197,369    62,107    91,978   89,672     70,271    34,167
Shares issued to                  2,711       927       389      192      1,023       215
shareholders in payment
of distributions
declared
Shares redeemed                (150,421)  (42,989)  (74,032) (73,040)   (52,711)  (14,940)
------------------------------------------------------------------------------------------
Net change resulting             49,659    20,045    18,335   16,824     18,583    19,442
from Investment Share
transactions
------------------------------------------------------------------------------------------
Net change resulting             58,618   (29,426)   35,262   16,305     39,187    44,857
from Fund share
transactions
------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995:                                                OHIO
(ALL NUMBERS IN THOUSANDS)          GROWTH           INCOME EQUITY         TAX-FREE
------------------------------------------------------------------------------------------
                                SHARES    AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                               --------  --------  --------  --------  --------  --------
TRUST SHARES:
Shares sold                         843   $25,209       477  $11,621        470   $10,044
Shares issued to                    316     9,679        68    1,669          6       122
shareholders in payment
of distributions
declared
Shares redeemed                    (438)  (13,402)     (601) (14,587)      (481)  (10,285)
------------------------------------------------------------------------------------------
Net change resulting                721    21,486       (56)  (1,297)        (5)     (119)
from Trust Share
transactions
------------------------------------------------------------------------------------------
INVESTMENT SHARES:
Shares sold                          12       365       N/A      N/A         10       219
Shares issued to                     13       379       N/A      N/A          4        82
shareholders in payment
of distributions
declared
Shares redeemed                     (24)     (714)      N/A      N/A        (27)     (583)
------------------------------------------------------------------------------------------
Net change resulting                  1        30       N/A      N/A        (13)     (282)
from Investment Share
transactions
------------------------------------------------------------------------------------------
Net change resulting                722   $21,516       (56) ($1,297)       (18)    ($401)
from Fund share
transactions
------------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1994:                                          OHIO
(ALL NUMBERS IN THOUSANDS)         GROWTH        INCOME EQUITY       TAX-FREE
----------------------------------------------------------------------------------
                               SHARES  AMOUNT   SHARES   AMOUNT   SHARES  AMOUNT
                               ------  -------  ------  --------  ------  -------
TRUST SHARES:
Shares sold                      718   $18,767     610   $13,781     830  $17,539
Shares issued to                  21       542      70     1,580       6      127
shareholders in payment of
distributions declared
Shares redeemed                 (993)  (25,809) (1,262)  (28,184)   (783) (16,544)
----------------------------------------------------------------------------------
Net change resulting from       (254)   (6,500)   (582)  (12,823)     53    1,122
Trust share transactions
----------------------------------------------------------------------------------
INVESTMENT SHARES:
Shares sold                       15       404     N/A       N/A      20      432
Shares issued to                   2        50     N/A       N/A       4       89
shareholders in payment of
distributions declared
Shares redeemed                  (47)   (1,219)    N/A       N/A     (40)    (852)
----------------------------------------------------------------------------------
Net change resulting from        (30)     (765)    N/A       N/A     (16)    (331)
Investment share
transactions
----------------------------------------------------------------------------------
Net change resulting from
Fund share transactions         (284)  ($7,265)   (582) ($12,823)     37     $791
----------------------------------------------------------------------------------
                                                                      SHORT/
YEAR ENDED DECEMBER 31, 1995:                      MORTGAGE        INTERMEDIATE
(ALL NUMBERS IN THOUSANDS)      FIXED INCOME      SECURITIES       FIXED INCOME
----------------------------------------------------------------------------------
                               SHARES  AMOUNT   SHARES   AMOUNT   SHARES  AMOUNT
                               ------  -------  ------  --------  ------  -------
TRUST SHARES:
Shares sold                    1,011   $21,053     137    $1,008   1,057  $20,923
Shares issued to                 159     3,324      59       428     166    3,294
shareholders in payment of
distributions declared
Shares redeemed                 (726)  (15,230) (1,786)  (13,532) (1,176) (23,381)
----------------------------------------------------------------------------------
Net change resulting from        444     9,147  (1,590)  (12,096)     47      836
Trust share transactions
----------------------------------------------------------------------------------
INVESTMENT SHARES:
Shares sold                       13       283      11        78     N/A      N/A
Shares issued to                   5       102      17       124     N/A      N/A
shareholders in payment of
distributions declared
Shares redeemed                  (17)     (368)   (416)   (2,855)    N/A      N/A
----------------------------------------------------------------------------------
Net change resulting from          1        17    (388)   (2,653)    N/A      N/A
Investment share
transactions
----------------------------------------------------------------------------------
Net change resulting from
Fund share transactions          445    $9,164  (1,978) ($14,749)     47     $836
----------------------------------------------------------------------------------
                                                                      SHORT/
YEAR ENDED DECEMBER 31, 1994:                      MORTGAGE        INTERMEDIATE
(ALL NUMBERS IN THOUSANDS)      FIXED INCOME      SECURITIES       FIXED INCOME
----------------------------------------------------------------------------------
                               SHARES  AMOUNT   SHARES   AMOUNT   SHARES  AMOUNT
                               ------  -------  ------  --------  ------  -------
TRUST SHARES:
Shares sold                    1,500   $30,808     799    $7,548   1,732  $34,446
Shares issued to                 148     3,029     378     3,153     164    3,221
shareholders in payment of
distributions declared
Shares redeemed                 (685)  (14,067) (2,188)  (16,910) (1,383) (27,327)
----------------------------------------------------------------------------------
Net change resulting from        963    19,770  (1,011)   (6,209)    513   10,340
Trust share transactions
----------------------------------------------------------------------------------
INVESTMENT SHARES:
Shares sold                       27       578      79       740     N/A      N/A
Shares issued to                   6       114      67       529     N/A      N/A
shareholders in payment of
distributions declared
Shares redeemed                  (50)   (1,029)   (368)   (2,906)    N/A      N/A
----------------------------------------------------------------------------------
Net change resulting from        (17)     (337)   (222)   (1,637)    N/A      N/A
Investment share
transactions
----------------------------------------------------------------------------------
Net change resulting from
Fund share transactions          946   $19,433  (1,233)  ($7,846)    513  $10,340
----------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Huntington Trust Company, N.A., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee for each of the Funds at the following annual rates:
Money Market and Ohio Municipal Money Market: 0.30% of the first $500 million of average daily net assets of each Fund, 0.25% of the next $500 million, and 0.20% of any amount over $1 billion; Growth and Income Equity: 0.60% of each Fund's average daily net assets; Ohio Tax-Free, Fixed Income, Mortgage Securities and Short/Intermediate Fixed Income: 0.50% of each Fund's average daily net assets; and U.S. Treasury Money Market: 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--The Adviser has entered into a sub-advisory agreement with Piper Capital Management, Inc. (the "Sub-adviser"), pursuant to which the Sub-adviser assists the Adviser in the purchase, sale and exchange of the portfolio instruments for the Mortgage Securities. The Sub-adviser receives from the Adviser an annual fee equal to 0.15% of the Fund's average daily net assets.

ADMINISTRATION FEE--During 1995, Federated Administrative Services ("FAS") provided the Funds with certain administrative personnel and services. For these services, Income Equity and Short/Intermediate Fixed Income paid a fee to FAS at a blended annual rate, based on average daily net assets of the Trust taken as a whole, as specified below:

                          AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE        NET ASSETS OF THE TRUST
-------------------------------------------------------
      0.150%             on the first $250 million
      0.125%             on the next $250 million
      0.100%             on the next $250 million
      0.075%        on assets in excess of $750 million
-------------------------------------------------------

For administrative personnel and services, Growth, Ohio Tax-Free, Fixed Income, Mortgage Securities, Money Market, Ohio Municipal Money Market and U.S. Treasury Money Market paid a fee to FAS at a blended annual rate, based on average daily net assets of the Trust taken as a whole, as specified below:

                          AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE        NET ASSETS OF THE TRUST
--------------------------------------------------------
      0.160%             on the first $750 million
      0.135%              on the next $500 million
      0.110%        on assets in excess of $1.25 billion
--------------------------------------------------------

FAS voluntarily waived a portion of its fee during 1995.

Effective January 11, 1996, SEI Financial Management Corporation ("SFM") serves as administrator to each Fund under an Administration Agreement. SFM is entitled to receive an annual fee of .11% of each Fund's average net assets, paid monthly, for services performed under the Administration Agreement. Effective January 11, 1996, SEI Financial Services Company acts as the Fund's Distributor pursuant to a distribution agreement.

DISTRIBUTION PLAN--Each Fund offering Investment Shares has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Act. Growth, Ohio Tax-Free, Fixed Income, Money Market, and Ohio Municipal Money Market reimbursed Federated Securities Corp. ("FSC"), the Funds' principal distributor, from the net assets of the respective Fund for fees FSC paid which relate to distribution and administrative services with regard to the respective Fund's Investment Shares, if any. Mortgage Securities and U.S. Treasury Money Market, have adopted a separate Plan, which provided that Mortgage Securities and U.S. Treasury Money Market paid FSC to finance any activity which is principally intended to result in the sale of their Investment Shares subject to their Plan. The Plans provide that all of the Funds may incur distribution expenses of up to 0.25% (except for Mortgage Securities, which may incur up to 0.50%) of average daily net assets of each Fund's Investment Shares, on an annual basis, to reimburse or compensate, as the case may be, FSC. Money Market, Ohio Municipal Money Market, and U.S. Treasury Money Market incurred fees of 0.10%.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--During 1995, Federated Services Company ("FServ") served as transfer and dividend disbursing agent for the Funds for which it received a fee. The fee was based on the size, type and number of accounts and transactions made by shareholders. Effective January 11, 1996, SEI Financial Management Corporation serves as the transfer and dividend disbursing agent for the Funds.

The Huntington Trust Company ("Huntington") provides certain accounting and recordkeeping services with respect to the Funds' portfolios of investments, with the exception of Mortgage Securities, for which American Data Services, Inc. ("ADS") provides these services. Huntington and ADS receive an annual fee based on the level of each Fund's average daily net assets.

Huntington is the custodian of the Funds' investments and other assets for which it receives a fee. The fee is based on the level of each Fund's average daily net assets.

ORGANIZATIONAL EXPENSES--Mortgage Securities' organizational expenses ($47,922) were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses borne initially by FAS during the five year period following April 24, 1992, the date the Fund became effective. For the year ended December 31, 1995, Mortgage Securities reimbursed FAS $8,786.

During 1995, certain Officers of the Trust were Officers and Directors/ Trustees of FAS, FSC and FServ.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1995, were as follows:

            INVESTMENT SECURITIES
            ---------------------
                         INCOME        OHIO
             GROWTH      EQUITY      TAX-FREE
-----------------------------------------------
Purchases  $52,787,850 $16,476,646  $7,772,374
Sales      $45,379,151 $23,188,559  $9,427,251
-----------------------------------------------
                                      SHORT/
                                   INTERMEDIATE
              FIXED     MORTGAGE      FIXED
             INCOME    SECURITIES     INCOME
-----------------------------------------------
Purchases  $21,010,189 $        -- $11,561,345
Sales      $10,312,649 $        -- $16,428,480
-----------------------------------------------

          U.S. GOVERNMENT OBLIGATIONS
          ---------------------------
                          INCOME        OHIO
             GROWTH       EQUITY      TAX-FREE
------------------------------------------------
Purchases           --   $4,010,000          --
Sales               --   $8,889,688          --
------------------------------------------------
                                       SHORT/
                                    INTERMEDIATE
              FIXED      MORTGAGE      FIXED
             INCOME     SECURITIES     INCOME
------------------------------------------------
Purchases  $14,044,609 $137,809,510 $39,237,656
Sales      $15,902,800 $159,484,568 $36,577,773
------------------------------------------------

(6) INVESTMENT CONCENTRATION

Ohio Tax-Free and Ohio Municipal Money Market invest a substantial portion of their assets in obligations and notes issued by the State of Ohio, political subdivisions thereof, and agencies, instrumentalities, authorities of districts of both the State and its political subdivisions. Such issues must have been rated A or better by Moody's Investors Service, Inc. or by Standard & Poor's Corporation, for Ohio Tax-Free, or A-2, P-2 for Ohio Municipal Money Market or, if not rated, of equivalent quality as determined by the Funds' investment adviser.

If there should be a default or other financial crisis relating to the State of Ohio, an Ohio municipality or an agency or instrumentally of the State or the municipality, the market value and marketability of the Ohio municipal bonds in Ohio Municipal Money Market and Ohio Tax-Free's portfolios and the interest income to the two Funds could be adversely affected.

 Report of Independent Accountants
To the Shareholders and Trustees of The Monitor Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments (except for the credit ratings by Moody's and S&P), and the related statements of operations, of cash flows (for the Monitor Mortgage Securities Fund) and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of each of the nine funds constituting The Monitor Funds (the "Trust") at December 31, 1995, and the results of each of their operations, cash flows, the changes in each of their net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP Columbus, Ohio February 20, 1996

 Trustees
David S. Schoedinger
John M. Shary
William R. Wise



  MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
     DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK,
 INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO
  MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE
                        THAT THEY WILL BE ABLE TO DO SO.

 This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

SEI Financial Services Company
Distributor

609409107         609409602            609409826
609409875         609409842          609409776
609409305         609409701          609409784
609409867         609409404          609409883
609409503         609409834          1400022 (2/96)
609409768         609409800